Registration Nos. 333-______

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
|_| Pre-Effective Amendment No. |_| Post-Effective Amendment No.

(Check appropriate box or boxes)

DREYFUS PREMIER MANAGER FUNDS II

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,
Street, City, State, Zip Code)

(Name and Address of Agent for Service)

Mark N. Jacobs, Esq.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Copy To:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

           Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

           It is proposed that this filing will become effective on November 1, 2004 pursuant to Rule 488.

          An indefinite number of Registrant’s shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

DREYFUS PREMIER MANAGER FUNDS II
Form N-14
Cross Reference Sheet
Pursuant to Rule 481(a) Under the Securities Act of 1933

FORM N-14 ITEM NO. Part A	PROSPECTUS/PROXY STATEMENT CAPTION

Item 1.	Beginning of Registration Statement and Outside Front Cover Page of Prospectus	Cover Page

Item 2.	Beginning and Outside Back Cover Page of Prospectus	Cover Page

Item 3.	Synopsis Information and Risk Factors	Summary

Item 4.	Information About the Transaction	Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganization; Information About the Reorganization

Item 5.	Information About the Registrant	Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganization; Information About the Reorganization; Additional Information About the Acquiring Fund and the Portfolio

Item 6.	Information About the Fund Being Acquired	Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganization; Information About the Reorganization; Additional Information About the Acquiring Fund and the Portfolio

Item 7.	Voting Information	Letter to Shareholders; Questions and Answers; Cover Page; Voting Information

Item 8.	Interest of Certain Persons and Experts	Not Applicable

Item 9.	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	Not Applicable

PART B	STATEMENT OF ADDITIONAL INFORMATION CAPTION

Item 10.	Cover Page	Cover Page

Item 11.	Table of Contents	Not Applicable

Item 12.	Additional Information About the Registrant	Statement of Additional Information of Dreyfus Premier Manager Funds II dated October 13, 2004 (1)

Item 13.	Additional Information About the Fund Being Acquired	Statement of Additional Information of Thompson Plumb Funds, Inc. dated April 1, 2004 (2)

Item 14.	Financial Statements	Annual Report of Thompson Plumb Funds, Inc. dated November 30, 2003(3) and Semi-Annual Report of Thompson Plumb Funds, Inc. dated May 31, 2004 (4)

PART C Item 15. Item 16. Item 17.	Indemnification Exhibits Undertakings

_____________________

(1)	Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement filed on Form N-1A, on October 1, 2004 (File No. 33-104120).

(2)	Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of Thompson Plumb Funds, Inc., filed on January 30, 2004 (File No. 33-06418) and to the filing made pursuant to Rule 497 on April 1, 2004.

(3)	Incorporated herein by reference to Thompson Plumb Funds, Inc.'s Annual Report, filed on January 29, 2004 (File No. 811-04946).

(4)	Incorporated herein by reference to Thompson Plumb Funds, Inc.'s Semi-Annual Report, filed on July 26, 2004 (File No. 811-04946).

THOMPSON PLUMB FUNDS, INC.
1200 John Q. Hammons Drive
Madison, Wisconsin 53717

Dear Thompson Plumb Blue Chip Fund Shareholder:

           As a shareholder of the Thompson Plumb Blue Chip Fund (the "Fund"), you are being asked to vote on an Agreement and Plan of Reorganization to allow the Fund to transfer all of its assets in a tax-free reorganization to Dreyfus Premier Blue Chip Fund (the "Successor Fund"), in exchange for Class J shares of the Successor Fund. If the Agreement and Plan of Reorganization is approved and consummated for the Fund, you would no longer be a shareholder of the Fund, but would become a shareholder of the Successor Fund, which has the same investment objective and substantially similar investment policies as the Fund. The Fund is a series of Thompson Plumb Funds, Inc. (the "Company") and the Successor Fund is a series of Dreyfus Premier Manager Funds II.

           Wisconsin Capital Management, Inc. ("Wisconsin Capital"), the Fund's investment adviser, has entered into a strategic arrangement with The Dreyfus Corporation ("Dreyfus"), the Successor Fund's manager, with respect to the Successor Fund and certain other series of the Company. Under that arrangement, Wisconsin Capital will serve as sub-adviser to the Successor Fund and in such capacity will provide day-to-day management of the Successor Fund's investments using substantially the same investment approach that it currently uses for the Fund and employing the same portfolio managers. Dreyfus or its affiliates will assist in all other operations of the Successor Fund, including the distribution of Successor Fund shares and provision of transfer agency and custody services. As a shareholder of the Successor Fund, you should benefit from Dreyfus' experience and resources in managing mutual funds, while pursuing the same investment goal you currently pursue as a shareholder of the Fund.

           The Successor Fund was established solely for the purpose of effecting the Fund's reorganization, and will carry on the business of the Fund and inherit its performance and financial records.

           After careful review, the Company's Board of Directors has unanimously approved the proposed reorganization. The Directors believe that the proposal set forth in the enclosed notice of meeting for the Fund is important and recommend that you read the enclosed materials carefully and then vote FOR the proposal.

           Remember, your vote is extremely important, no matter how large or small your Fund holdings. To vote, you may use any of the following methods:

•	By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

•	By Internet. Have your proxy card available. Go to the website listed on the proxy card. Enter your control number from your proxy card. Follow the instructions on the website.

•	By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Enter your control number from your proxy card. Follow the recorded instructions.

           Further information about the proposed reorganization is contained in the enclosed materials, which you should review carefully before you vote. If you have any questions after considering the enclosed materials, please call 1-800-999-0887.

Sincerely, Thomas G. Plumb, CFA President and Treasurer

November __, 2004

TRANSFER OF THE ASSETS OF
THOMPSON PLUMB BLUE CHIP FUND
TO AND IN EXCHANGE FOR CLASS J SHARES OF
DREYFUS PREMIER BLUE CHIP FUND

QUESTIONS AND ANSWERS

The enclosed materials include a Prospectus/Proxy Statement containing information you need to make an informed decision. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposed reorganization.

WHAT WILL HAPPEN TO MY THOMPSON PLUMB BLUE CHIP FUND INVESTMENT IF THE PROPOSED REORGANIZATION IS APPROVED?

If the proposed reorganization of the Thompson Plumb Blue Chip Fund (the "Fund") is approved by shareholders, you will become a shareholder of Dreyfus Premier Blue Chip Fund (the "Successor Fund"), an open-end investment company managed by The Dreyfus Corporation ("Dreyfus"), on or about February 25, 2005 (the "Closing Date") and will no longer be a shareholder of the Fund. The Fund will then cease operations pursuant to the proposed reorganization. You will receive the same number of Class J shares of the Successor Fund as the number of shares of the Fund you held immediately before the reorganization and with a value equal to the value of your investment in the Fund as of the Closing Date. No sales charge will be imposed at the time of the transaction, nor will you be subject to a sales charge on any additional investments you make in Class J shares of the Successor Fund for as long as your account is open. The Fund is a series of Thompson Plumb Funds, Inc. (the "Company"), and the Successor Fund is a series of Dreyfus Premier Manager Funds II.

WHAT ARE THE BENEFITS OF THE PROPOSED REORGANIZATION FOR ME?

The proposed reorganization is expected to benefit Fund shareholders by enabling them to pursue the same investment objective in a fund (the Successor Fund) that is part of a larger fund complex--the Dreyfus Family of Funds. Dreyfus manages approximately $158 billion in approximately 200 investment portfolios, which include a wide range of equity, fixed-income, municipal bond and money market funds. Dreyfus' management experience, together with its significantly larger mutual funds distribution network, should provide the Successor Fund with a greater opportunity to attract assets than is currently available to the Fund (which had $____ million in assets as of August 31, 2004). Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, will distribute the Successor Fund's shares. Over the long term, if this potential for a larger asset base is realized, it should help to reduce the Successor Fund's per share operating expenses and increase the ability of the Successor Fund to take advantage of portfolio management options. Other potential benefits are described in the enclosed Prospectus/Proxy Statement.

DO THE FUNDS HAVE SIMILAR INVESTMENT OBJECTIVES AND POLICIES?

Yes. Both the Fund and the Successor Fund have the same investment objective of seeking long-term growth of capital and income. In addition, the investment policies, practices and limitations of each fund (and the related risks) are substantially similar. Each fund normally will invest at least 80% of its assets in the stocks of "blue chip" companies. The Successor Fund, like the Fund, will consider well-established companies with market capitalizations of at least $1 billion if the company's stock is included in the S&P 500 Index or the Dow Jones Industrial Average, or $2 billion if not so included, to be "blue chip" companies. Wisconsin Capital Management, Inc. ("Wisconsin Capital"), the Fund's investment adviser, has been engaged by Dreyfus, the Successor Fund's manager, to be the Successor Fund's sub-adviser. In that role, Wisconsin Capital will provide day-to-day management of the Successor Fund's investments using substantially the same investment approach as it currently uses for the Fund and employing the same portfolio managers. For additional information regarding the funds, please refer to the enclosed Prospectus/Proxy Statement, and the accompanying prospectus for Class J shares of the Successor Fund.

WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

The proposed reorganization, if approved by Fund shareholders, will not be a taxable event for federal income tax purposes. Shareholders will not recognize any capital gain or loss as a direct result of the reorganization. A shareholder's tax basis in Fund shares will carry over to the shareholder's Class J shares of the Successor Fund.

WILL THE PROPOSED REORGANIZATION CHANGE TOTAL FUND EXPENSES?

Dreyfus has agreed to cap the Successor Fund's operating expenses for the two-year period following the reorganization so that the total annual operating expenses of the Successor Fund's Class J shares do not exceed the Fund's total annual operating expenses of 1.20%, as set forth in the Fund's current prospectus. Accordingly, during such two-year period, the total annual operating expenses of the Successor Fund's Class J shares will not be higher than, and may be lower than, the Fund's historical operating expenses.

WILL THE PROPOSED REORGANIZATION RESULT IN A HIGHER INVESTMENT MANAGEMENT FEE?

No. The Fund currently pays Wisconsin Capital for advisory services pursuant to an Advisory Agreement and pays a third party for administrative and accounting services pursuant to an Administrative and Accounting Services Agreement. These fees amount to an annual rate of up to 1.15% of the Fund's average daily net assets. Under its agreement with Dreyfus, the Successor Fund has agreed to pay Dreyfus a management fee at the annual rate of 0.75% of the Successor Fund's average daily net assets for the provision of investment advisory, administrative and fund accounting services. The fee payable to Dreyfus by the Successor Fund is less than the aggregate annual rate of fees payable by the Fund to Wisconsin Capital and such third party for the provision of such services as of the fiscal year ended November 30, 2003. Dreyfus, in turn, has agreed to pay Wisconsin Capital a sub-advisory fee out of the management fee paid to Dreyfus by the Successor Fund.

WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF THE SUCCESSOR FUND THAT I CURRENTLY HAVE AS A SHAREHOLDER OF THE FUND?

Yes. You will continue to enjoy the same shareholder privileges, with some modifications to certain of the privileges, as described in the enclosed Prospectus for the Successor Fund. As part of a large mutual fund complex, the Successor Fund offers its shareholders additional shareholder privileges. The Successor Fund offers Dreyfus TeleTransfer Privilege, Dreyfus-Automatic Asset Builder(R), Dreyfus Payroll Savings Plan, Dreyfus Government Direct Deposit Privilege, Dreyfus Dividend Options, Dreyfus Auto-Exchange Privilege and Dreyfus Automatic Withdrawal Plan. You also may purchase and sell shares of the Successor Fund online through the Dreyfus.com website.

WHO WILL PAY THE EXPENSES OF THE PROPOSED REORGANIZATION?

Wisconsin Capital and Dreyfus, and not the Fund or the Successor Fund, will pay the expenses directly related to the proposed reorganization.

HOW DOES THE BOARD OF DIRECTORS OF THE COMPANY RECOMMEND I VOTE?

The Board of Directors of the Company, including all of the Directors who are not "interested persons" of the Company or Wisconsin Capital, has determined that reorganizing the Fund into a newly-formed investment company with the same investment objective and substantially similar investment policies as the Fund, that is part of the Dreyfus Family of Funds and is sub-advised by Wisconsin Capital offers potential benefits to shareholders of the Fund. These potential benefits include:

•	Continuity of portfolio management, because Wisconsin Capital will be the sub-adviser to the Successor Fund;

•	Dreyfus' experience and resources in managing mutual funds;

•	A greater potential to attract additional assets, which, in the long-term, may reduce per share operating expenses; and

•	Dreyfus' commitment to limit the total annual operating expenses of the Successor Fund's Class J shares for two years after the proposed reorganization.

The Board of Directors believes the proposed reorganization is in the best interests of the Fund and its shareholders. Therefore, the Directors recommend that you vote FOR the reorganization.

HOW CAN I VOTE MY SHARES?

You can vote in any one of the following ways:

•      By mail, with the enclosed proxy card and postage-paid envelope;
•      By telephone, with a toll-free call to the number listed on your proxy card;
•     Through the Internet, at the website address listed on your proxy card; or
•     In person at the meeting.

We encourage you to vote through the Internet or by telephone using the number that appears on your proxy card. Whichever voting method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.

Please note: if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. Thank you in advance for your vote.

THOMPSON PLUMB FUNDS, INC.

THOMPSON PLUMB BLUE CHIP FUND

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders:

           A Special Meeting of Shareholders of the Thompson Plumb Blue Chip Fund (the "Fund"), a series of Thompson Plumb Funds, Inc., will be held at the offices of Wisconsin Capital Management, Inc., 1200 John Q. Hammons Drive, Madison, Wisconsin, on Wednesday, January 26, 2005, at 10:00 a.m. CST, for the following purposes:

1.	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Dreyfus Premier Blue Chip Fund (the "Successor Fund"), in exchange for the Successor Fund's Class J shares having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Successor Fund of the Fund's stated liabilities (the "Reorganization"). Class J shares of the Successor Fund received in the Reorganization will be distributed by the Fund to its shareholders in liquidation of the Fund, after which the Fund will cease operations; and

2.	To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

           Shareholders of record at the close of business on November 1, 2004 will be entitled to receive notice of and to vote at the meeting.

By Order of the Board of Directors Thomas G. Plumb President and Treasurer

Madison, Wisconsin
November __, 2004

WE NEED YOUR PROXY VOTE

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF FUND SHARES ELIGIBLE TO VOTE IS REPRESENTED. IN THAT EVENT, THE FUND WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE THE FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD OR OTHERWISE VOTE PROMPTLY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

Transfer Of The Assets Of

THOMPSON PLUMB BLUE CHIP FUND
(A Series of Thompson Plumb Funds, Inc.)

To And In Exchange For Class J Shares Of

DREYFUS PREMIER BLUE CHIP FUND
(A Series of Dreyfus Premier Manager Funds II)

PROSPECTUS/PROXY STATEMENT
November __, 2004

Special Meeting of Shareholders
To Be Held on Wednesday, January 26, 2005

           This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Directors of Thompson Plumb Funds, Inc. (the "Company") on behalf of Thompson Plumb Blue Chip Fund (the "Fund") to be used at the Special Meeting of Shareholders (the "Meeting") of the Fund to be held on Wednesday, January 26, 2005, at 10:00 a.m. CST, at the offices of Wisconsin Capital Management, Inc. ("Wisconsin Capital"), 1200 John Q. Hammons Drive, Madison, Wisconsin 53717, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Shareholders of record at the close of business on November 1, 2004 are entitled to receive notice of and to vote at the Meeting.

           It is proposed that the Fund transfer all of its assets to Dreyfus Premier Blue Chip Fund (the "Successor Fund"), in exchange for the Successor Fund's Class J shares and the assumption by the Successor Fund of the Fund's stated liabilities, all as more fully described in this Prospectus/Proxy Statement (the "Reorganization"). Upon consummation of the Reorganization, the Successor Fund shares received by the Fund will be distributed to Fund shareholders, with each shareholder receiving a pro rata distribution of Successor Fund shares (or fractions thereof) for Fund shares held prior to the Reorganization. Thus, it is contemplated that each shareholder will receive for his or her Fund shares a number of Class J shares (or fractions thereof) of the Successor Fund equal in value to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization. At the close of the Reorganization, you will hold the same number of shares of the Successor Fund as you held in the Fund immediately before the Reorganization and the aggregate net asset value of such shares will be the same as the net asset value of your shares of the Fund as of the Reorganization date.

           This Prospectus/Proxy Statement, which should be retained for future reference, concisely sets forth information about the Successor Fund that Fund shareholders should know before voting on the proposal or investing in the Successor Fund.

           A Statement of Additional Information ("SAI") dated November __, 2004, relating to this Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference in its entirety. The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated in this Prospectus/Proxy Statement by reference, and other information regarding the Successor Fund and the Fund. A copy of the SAI is available without charge by calling 1-800-554-4611, or writing to the Successor Fund at its principal executive offices located at 200 Park Avenue, New York, New York 10166.

Shares of the Successor Fund and the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investing in the Successor Fund, as in the Fund, involves certain risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved the Successor Fund's shares or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

           The Fund and the Successor Fund are open-end management investment companies. The Successor Fund has not yet commenced investment operations and was established solely for the purpose of effecting the Reorganization. It has the same investment objective (i.e., to seek long-term growth of capital and income) and substantially similar investment policies and restrictions as the Fund. Wisconsin Capital, the Fund's investment adviser, has been engaged by The Dreyfus Corporation ("Dreyfus"), the Successor Fund's manager, to be the Successor Fund's sub-adviser. Wisconsin Capital will provide day-to-day management of the Successor Fund's investments pursuant to substantially the same investment approach that it currently uses for the Fund and employing the same portfolio managers. If the Reorganization is approved by shareholders of the Fund, the Successor Fund will carry on the business of the Fund and will inherit the Fund's performance and financial records following consummation of the Reorganization. A comparison of the Fund and the Successor Fund is set forth in this Prospectus/Proxy Statement.

           The Successor Fund's Prospectus dated October 13, 2004 accompanies this Prospectus/Proxy Statement, and is incorporated into this Prospectus/Proxy Statement by reference. In addition, the Fund's Prospectus dated April 1, 2004, as supplemented, is incorporated into this Prospectus/Proxy Statement by reference. For a free copy of the Fund's most-recent Prospectus, its Annual Report for the fiscal year ended November 30, 2003 and its Semi-Annual Report for the six-month period ended May 31, 2004, please write to the Fund at its principal executive offices located at 1200 John Q. Hammons Drive, Madison, Wisconsin 53717, or call 1-800-999-0887.

           Shareholders are entitled to one vote for each Fund share held and fractional votes for each fractional Fund share held. Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. If the enclosed proxy card is executed and returned, it nevertheless may be revoked by giving another proxy before the Meeting. Also, any shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. If you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. As of September 30, 2004, there were 2,170,162 Fund shares issued and outstanding.

           Proxy materials will be mailed to shareholders of record on or about November 8, 2004.

TABLE OF CONTENTS

Summary

Reasons for the Reorganization

Information about the Reorganization

Additional Information about the Successor Fund and the Fund

Voting Information

Financial Statements and Experts

Other Matters

Notice To Banks, Broker/Dealers and Voting Trustees and Their Nominees

Exhibit A: Agreement and Plan of Reorganization

Exhibit B: Description of Board Members for the Successor Fund	A-1 B-1

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION PROVIDING
FOR THE TRANSFER OF ALL OF THE ASSETS OF THE FUND TO THE
SUCCESSOR FUND

SUMMARY

           This Summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Successor Fund's Prospectus, the Fund's Prospectus and the Agreement and Plan of Reorganization attached to this Prospectus/Proxy Statement as Exhibit A.

           Proposed Transaction. The Company's Board, including the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund or Successor Fund ("Independent Directors"), has unanimously approved an Agreement and Plan of Reorganization (the "Plan") for the Fund. The Plan provides that, subject to the requisite approval of the Fund's shareholders, on the date of the Reorganization the Fund will assign, transfer and convey to the Successor Fund all of the assets of the Fund, including all securities and cash, in exchange for Class J shares of the Successor Fund having an aggregate net asset value equal to the value of the Fund's net assets, and the Successor Fund will assume the Fund's stated liabilities. The Fund will distribute all Successor Fund shares received by it among its shareholders so that each Fund shareholder will receive a pro rata distribution of Successor Fund Class J shares (or fractions thereof) having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization. Thereafter, the Fund will be terminated as a series of the Company and cease operations.

           As a result of the Reorganization, each Fund shareholder will cease to be a shareholder of the Fund and will become a shareholder of the Successor Fund as of the close of business on the date of the Reorganization. No sales charge or contingent deferred sales charge will be imposed at the time of the Reorganization, nor will any shareholder be subject to a sales charge on any additional investments made in Class J shares of the Successor Fund for as long as the shareholder's account is open.

           The Company's Board has unanimously concluded that the Reorganization is in the best interests of the Fund and its shareholders and the interests of the Fund's existing shareholders will not be diluted as a result of the transactions contemplated thereby. See "Reasons for the Reorganization."

           Tax Consequences. As a condition to the closing of the Reorganization, the Fund and the Successor Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund's shareholders or the Successor Fund as a result of the Reorganization. See "Information about the Reorganization—Federal Income Tax Consequences."

           Comparison of the Fund and the Successor Fund. The following discussion is primarily a summary of certain parts of the Fund's Prospectus and the Successor Fund's Prospectus. Information contained in this Prospectus/Proxy Statement is qualified by the more complete information set forth in such Prospectuses, which are incorporated herein by reference.

           Goal/Approach. The Fund and the Successor Fund have identical investment objectives and substantially similar investment approaches. The Fund and the Successor Fund each seek long-term growth of capital and income. This investment objective is a fundamental policy of the Successor Fund, which cannot be changed without the approval of a majority of the Successor Fund's outstanding voting shares. The Fund's investment objective may be changed by the Company's Board without shareholder approval.

           Under normal circumstances, the Successor Fund, like the Fund, will invest at least 80% of its assets in the stocks of "blue chip" companies. The Successor Fund, like the Fund, will consider well-established companies with market capitalizations of at least $1 billion if the company's stock is included in the S&P 500 Index or the Dow Jones Industrial Average, or $2 billion if not so included, to be "blue chip" companies.

           The Successor Fund, like the Fund, normally will invest 10% to 20% of its assets in income-producing securities. These income-producing securities consist primarily of dividend-paying blue chip and other common stocks, preferred stocks, securities that are convertible into common stocks and investment grade fixed-income securities.

           In selecting securities for the Successor Fund, the portfolio managers, as they do for the Fund, will analyze a company's intrinsic value (the present value of the cash that can be taken out of a company in the future) and attempt to determine the price that a knowledgeable investor would be willing to pay for the entire company given its financial characteristics, management, industry position and growth potential. Then, the portfolio managers compare the company's market valuation relative to its intrinsic business value.

           The Successor Fund, like the Fund, generally will invest in higher quality companies that are trading at significant discounts to the portfolio managers' estimates of their intrinsic value. These companies may include, to a limited extent, medium and smaller sized companies. The portfolio managers typically look for companies that possess the following characteristics:

• •	Leading market positions High barriers to market entry and other competitive or technological advantages
• • • • •	High returns on equity and invested capital Consistent operating history Capable management Solid balance sheets Good growth prospects

           The portfolio managers employ a blended investment style, which they generally characterize as "growth at a reasonable price." However, the portfolio managers may prefer a certain investment style and look for growth stocks or value stocks when warranted by market conditions and other factors.

           Like the Fund, the Successor Fund will seek to provide investors with competitive after-tax investment returns by holding quality securities for the long term, which is designed to give the fund greater tax-efficiency. It is anticipated that capital growth will be accompanied by dividend income and growth of dividend income over time.

           The Successor Fund, like the Fund, will typically sell securities in companies when their market valuations rise significantly above the portfolio managers' estimates of intrinsic business values, long-term economic fundamentals significantly deteriorate, or better opportunities are presented in the marketplace.

           Like the Fund, the Successor Fund may invest up to 20% of its assets in fixed-income securities (up to 5% of which may be invested in fixed-income securities rated below investment grade (i.e., below Baa/BBB)), including corporate and other debt securities.

           Each fund may lend its portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Loans of portfolio securities may not exceed 33-1/3% of the value of the fund's total assets. The Fund has not engaged in securities lending, but the Successor Fund may do so in the future.

           The Successor Fund is a separate series of Dreyfus Premier Manager Funds II (the "Trust"), which is an unincorporated business trust organized under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Company, which is a corporation organized under the laws of the State of Wisconsin. See "Certain Organizational Differences Between the Successor Fund and the Fund" below.

           Main Risks. Because each fund has the same investment objective and substantially similar investment policies and restrictions, the principal risks associated with an investment in the Fund and the Successor Fund are substantially similar, although they may be described differently in the relevant Prospectus. These risks, as described in the Successor Fund's Prospectus, are discussed below. As a result, the value of your investment in the Successor Fund, as in the Fund, will fluctuate, sometimes dramatically, which means you could lose money.

•	Market risk. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•	Issuer risk. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

•	Market sector risk. The Successor Fund, like the Fund, may overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

•	Growth and value stock risk. By investing in a mix of growth and value companies, the Successor Fund, like the Fund, will assume the risks of both. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than other types of funds. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued.

•	Interest rate and credit risk. Investments in income-producing securities are affected by changes in interest rates and the credit quality of the securities. Typically, a rise in interest rates will adversely affect the prices of such securities and, accordingly, the fund's share price. The longer the effective maturity and duration of such securities held by the Successor Fund or the Fund, the more its share price is likely to react to interest rates. Credit risk is the risk that the issuer of the security will fail to make timely interest or principal payments, or to otherwise honor its obligations. Credit risk includes the possibility that such securities held by the Successor Fund or the Fund will have their credit rating downgraded or will default, potentially lowering the fund's share price.

•	Smaller company risk. To the extent the Successor Fund or the Fund invests in small and midsize companies, it will be subject to additional risks because the earnings and revenues of such companies tend to be less predictable and their share prices more volatile than those of larger, more established companies. In addition, the shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

           Under adverse market conditions, the Successor Fund and the Fund each could invest some or all of its respective assets in U.S. Treasury securities and money market securities or hold cash. Although the Successor Fund or the Fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

           Although the Successor Fund, like the Fund, will invest principally in the securities of U.S. issuers, it may invest in foreign securities. To the extent the Successor Fund or the Fund invests in foreign securities, such investments will be subject to special risks including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

           Each fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

           The Fund and the Successor Fund may lend their respective portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

           Management Fee. The Fund and the Successor Fund have similar management fee structures. Pursuant to an Advisory Agreement with Wisconsin Capital, the Fund has agreed to pay Wisconsin Capital a fee for investment advisory services at the following annual rate: 1.00% of the first $50 million of the Fund's average daily net assets, and 0.90% of such assets in excess of $50 million. The Fund also pays TIM Holdings, Inc. for services pursuant to an Administrative and Accounting Services Agreement (prior to January 2004, the Fund paid Wisconsin Capital for these services). For such administrative and accounting services, the Fund pays TIM Holdings, Inc. a fee at the following annual rate: 0.15% of the first $30 million of the Fund's average daily net assets, 0.10% of the next $70 million of the Fund's average daily net assets, and 0.025% of such assets in excess of $100 million, subject to a minimum fee of $30,000 per year. Pursuant to the Management Agreement with Dreyfus, the Successor Fund has agreed to pay Dreyfus a management fee at the annual rate of 0.75% of the value of the Successor Fund's average daily net assets. The services covered in the Fund's Advisory Agreement with Wisconsin Capital and the Administrative and Accounting Services Agreement with TIM Holdings, Inc., for which the Fund pays an aggregate fee at an annual rate of up to 1.15% of the value of the Fund's average daily net assets, are included in the management fee payable by the Successor Fund to Dreyfus. Thus, as a result of the Reorganization, the management fee payable to Dreyfus by the Successor Fund will be less than the aggregate annual rate of fees payable by the Fund to Wisconsin Capital and TIM Holdings, Inc. for the provision of investment advisory, administrative and accounting services. In addition, Dreyfus has agreed to pay Wisconsin Capital for sub-advisory services to the Successor Fund from the management fee Dreyfus receives from the Successor Fund.

           Expenses. The fees and expenses set forth below are as of November 30, 2003, the Fund's most recent fiscal year end. The "Pro Forma After Reorganization" operating expenses information is based on the net assets and fund accruals of the Fund and the Successor Fund, as adjusted showing the effect of the Reorganization had it occurred on such date. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices.

           Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the Successor Fund's Class J shares for the two-year period after the Reorganization of the Fund, so that the total annual operating expenses of the Successor Fund's Class J shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.20%.

Annual Fund Operating Expenses
(expenses paid from fund assets) as a
percentage of average daily net assets:

                                                                             Pro Forma After
                                                                              Reorganization
                                                       Successor Fund         Successor Fund
                                      Fund                Class J                Class J
                                      ----              -----------          --------------
  Management fees                     1.00%                  .75%*                .75%*
  Other expenses                      1.18%                  .40%+                .40%+
                                    ---------            ----------             ----------
  Total                               2.18%                 1.15%                1.15%##
  Fee waiver and/or expense           (.98)%#                 N/A                    N/A
  reimbursement
  Net operating expenses              1.20%                 1.15%                1.15%##

______________

*	Management fees for the Successor Fund, in addition to investment advisory and administrative services, cover internal accounting services, which are included for the Fund under "Other expenses." See "Management Fee" above.
+	The amounts listed for "Other expenses" of the Successor Fund's Class J shares are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than the amounts listed in the table.
#	Wisconsin Capital has contractually agreed to waive receipt of its fees and/or reimburse expenses incurred by the Fund from April 1, 2004 through March 31, 2005, so that the annual operating expenses of the Fund do not exceed 1.20%.
##	Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the Successor Fund's Class J shares for the two-year period following the Reorganization so that the annual operating expenses of the Successor Fund's Class J shares do not exceed 1.20%.

Expense example

           This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The one-year example and the first year of the three-,five- and ten-years examples for the Fund are based on net operating expenses, which reflect the expense waiver/reimbursement by Wisconsin Capital. The figures for the Successor Fund Class J shares pro forma after the Reorganization would be the same as those shown for the Successor Fund Class J shares. The figures shown would be the same whether you sold your shares at the end of the period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Fund Shares	Successor Fund--Class J Shares

1 Year 3 Years 5 Years 10 Years	$ 122 $ 588 $ 1,080 $ 2,437	$ 117 $ 365 $ 633 $1,398

           Past Performance. Performance information for the Successor Fund is not presented because the fund has not yet commenced operations. As accounting successor to the Fund, the Successor Fund will assume the Fund's historical performance after the Reorganization. The bar chart and table below illustrate the risks of investing in the Successor Fund and Fund. The bar chart shows the performance of the Fund's shares for the Fund's first full calendar year of operations. The table compares the average annual total returns of the Fund's shares to those of the S&P 500® Index, a broad-based, unmanaged total return performance benchmark of domestically traded common stocks. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

           After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Thompson Plumb Blue Chip Fund
Year-by-Year Total Returns as of 12/31 Each Year

+29.68%

'94	'95	'96	'97	'98	'99	'00	'01	'02	'03

Best Quarter: Worst Quarter:	Q2 '03 Q1 '03	+24.86% -8.35%

The Fund's year-to-date total return as of 9/30/04 was __%.

Thompson Plumb Blue Chip Fund
Average Annual Total Returns as of 12/31/03

                                              Since inception
                                  1 Year          (8/1/02)
----------------------------- --------------- -----------------
Returns Before Taxes              29.68%           17.86%
                              --------------- -----------------
Returns After Taxes on
Distributions                     29.59%           17.70%
                              --------------- -----------------
Returns After Taxes on
Distributions and Sale of
Fund Shares                       19.41%           15.18%
                              --------------- -----------------
S&P 500®Index
reflects no deduction for
fees, expenses or taxes           28.69%           17.19%
                              --------------- -----------------

           Investment Adviser. The investment adviser for the Successor Fund is Dreyfus, located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus managed approximately $158 billion in approximately 200 mutual fund portfolios as of August 31, 2004. Dreyfus is the primary mutual fund business of Mellon Financial Corporation ("Mellon Financial"), a global financial services company with approximately $3.6 trillion of assets under management, administration or custody, including approximately $675 billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

           Sub-Adviser. Dreyfus has engaged Wisconsin Capital, located at 1200 John Q. Hammons Drive, Madison, Wisconsin 53717, to provide day-to-day management of the Successor Fund's investments. Since 1984, Wisconsin Capital has provided investment advice to individuals and institutional clients with substantial investment portfolios.

           As of August 31, 2004, Wisconsin Capital had approximately $____ billion in assets under management. As compensation for Wisconsin Capital's services to the Successor Fund, Dreyfus has agreed to pay Wisconsin Capital a monthly fee in the amount of 100% of the net management fee (i.e., the total management fee, less any amounts waived or reimbursed by Dreyfus and less 0.15%) paid by the Successor Fund to Dreyfus for such month on the Successor Fund's assets attributable to accounts of shareholders who have an adviser-client relationship with Wisconsin Capital (including the accounts of all shareholders of the Fund as of the Reorganization date who continue as shareholders of the Successor Fund following the Reorganization), plus, with respect to all other assets of the Successor Fund, a monthly fee at the annual rate of 50% of the net management fee (i.e., the total management fee, less any amounts waived or reimbursed by Dreyfus and less 0.15%) paid by the Successor Fund to Dreyfus.

           Portfolio Managers. David B. Duchow and Timothy R. O'Brien will serve as co-portfolio managers for the Successor Fund. They have managed the Fund since its inception in August 2002. Messrs. Duchow and O'Brien have each been a portfolio manager and investment analyst for Wisconsin Capital since 1992 and 1997, respectively. Thomas G. Plumb and Clint A. Oppermann will serve as associate portfolio managers for the Successor Fund and assist Messrs. Duchow and O'Brien with investment research and analysis. Since the end of December 2003, Mr. Plumb has been president and sole owner of Wisconsin Capital; prior thereto, he had been vice president of Wisconsin Capital since co-founding it in June 1984. Mr. Oppermann has been vice president and director of research of Wisconsin Capital since November 2001. Since August 1999, Mr. Oppermann has been a portfolio manager for Wisconsin Capital.

           Board Members. The Board members for the Fund and the Successor Fund are different. None of the Board members for the Successor Fund is an "interested person" (as defined in the 1940 Act) of the Successor Fund or Fund (hereinafter referred to as "Independent Trustees"). The Board for the Successor Fund has standing audit, nominating and compensation committees. The function of the audit committee is (i) to oversee the accounting and financial reporting processes and the audits of the Successor Fund's financial statements and (ii) to assist in the Board's oversight of the integrity of the Successor Fund's financial statements, the Successor Fund's compliance with legal and regulatory requirements and the independent auditors' qualifications, independence and performance. The Trust's nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Successor Fund and its shareholders. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Trust also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Successor Fund's investments. For a description of the Board members for the Successor Fund, see Exhibit B.

           Independent Registered Public Accounting Firm. The Successor Fund has selected PricewaterhouseCoopers LLP as its independent registered public accounting firm. PricewaterhouseCoopers LLP is also the Fund's independent registered public accounting firm.

           Capitalization. The Fund has not classified its shares into a designated class. The Successor Fund has classified its shares into six classes--Class A, Class B, Class C, Class R, Class T and Class J--which have not yet been offered to the public. The Fund's shares will be exchanged only for the Successor Fund's Class J shares. The following table sets forth as of September 30, 2004 (1) the capitalization of the Fund's shares, (2) the capitalization of the Successor Fund's Class J shares and (3) the pro forma capitalization of the Successor Fund's Class J shares, as adjusted showing the effect of the Reorganization had it occurred on such date.

                                                                            Pro Forma After
                                                                            Reorganization
                                                     Successor Fund           Successor Fund
                                   Fund                 Class J                 Class J
                              -------------        -----------------        -----------------
  Total net assets            $26,607,422                 $0                   $26,607,422
  Net asset value             $12.26                      N/A                  $12.26
    per share
  Shares outstanding            2,170,162                None                    2,170,162

           Purchase Procedures. Although the methods available to purchase shares of the Fund and the Successor Fund and the automatic investment services they offer are substantially similar, the procedures are different. See "Account Policies – Buying Shares," "Services for Fund Investors" and "Instructions for Regular Accounts" in the Successor Fund's Prospectus and "How to Buy Shares" and "Shareholder Services" in the Successor Fund's Statement of Additional Information for a discussion of purchase procedures for shares of the Successor Fund.

           Redemption Procedures. Although the methods available to sell (redeem) shares of the Fund and the Successor Fund are substantially similar, the procedures are different. In addition, the Fund charges accounts with a balance of less than $2,000 a $15 transaction fee for wiring redemption proceeds; the Successor Fund currently does not charge such transaction fees. See "Account Policies—Selling Shares" and "Instructions for Regular Accounts" in the Successor Fund's Prospectus and "How to Redeem Shares" in the Successor Fund's Statement of Additional Information for a discussion of redemption procedures for shares of the Successor Fund.

           Distributions. The dividend and distributions policies of the Fund and the Successor Fund are identical. Although it may do so more frequently, the Successor Fund, like the Fund, anticipates paying its shareholders any dividends or distributions once a year; the Successor Fund intends to pay any such dividends or distributions in December of each year.

           Shareholder Services. The shareholder services offered by the Fund and the Successor Fund are substantially similar, with additional services available in the Successor Fund. The privileges you currently have with respect to your Fund account will transfer automatically to your account with the Successor Fund. In addition, Class J shares of the Successor Fund may be exchanged, without a sales charge, for Class J shares of Dreyfus Premier Balanced Opportunity Fund and, assuming consummation of the reorganization of Thompson Plumb Select Fund, Dreyfus Premier Select Fund, each a series of the Trust sub-advised by Wisconsin Capital. See "Services for Fund Investors" in the Successor Fund's Prospectus and "Shareholder Services" in the Successor Fund's Statement of Additional Information for a further discussion of the shareholder services offered by the Successor Fund.

           Certain Organizational Differences Between the Successor Fund and the Fund. The Fund is a separate series of the Company, which is a Wisconsin corporation, and the rights of its shareholders are governed by the Company's Articles of Incorporation and By-Laws and applicable Wisconsin law. The Successor Fund is a separate series of the Trust, which is a Massachusetts business trust, and the rights of its shareholders are governed by the Trust's Agreement and Declaration of Trust (the "Trust Agreement") and By-Laws and applicable Massachusetts law. The Company has four separate series, each series consisting of one class of shares. The Trust has three series, two of which have six classes of shares and one series that has seven classes of shares. Certain relevant differences between the two forms of organization are summarized below.

           Shareholder Meetings and Voting Rights. Generally, neither the Successor Fund nor the Fund is required to hold annual meetings of its shareholders. The relevant Board is required to call a special meeting of shareholders for the purpose of removing a Board member when requested in writing to do so by the holders of at least 10% of its outstanding shares entitled to vote. Shareholders of the Fund and the other series of the Company collectively may remove a Director with or without cause only if the number of votes cast to remove that director exceeds the number of votes cast not to remove, with the shares of the Fund and the other series of the Company acting as a single class. A Director of the Company may be removed by the shareholders only at a meeting called for that purpose. Shareholders of the Trust may remove a Board member by the affirmative vote of two-thirds of the Trust's outstanding voting shares. Moreover, a meeting of shareholders of the Company will be called for the purpose of electing Directors if less than two-thirds of the Directors then in office have been elected by shareholders. Such a meeting of shareholders of the Trust will be called if at any time less than a majority of the Trustees then holding office have been elected by shareholders.

           Shares of the Fund and Successor Fund are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Generally, on matters submitted to a vote of shareholders, all shares of the Fund and Successor Fund then entitled to vote will be voted in the aggregate as a single class. The Trust's Trust Agreement provides that 30% of the shares entitled to vote shall constitute a quorum for the transaction of business at a shareholders' meeting. A majority of the shares entitled to vote constitutes a quorum for the transaction of business at a meeting of stockholders of the Fund. Matters requiring a larger vote by law or under the organizational documents for the Successor Fund or Fund are not affected by such quorum requirements.

           Shareholder Liability. Under Wisconsin law, Fund stockholders generally have no personal liability as such for the Fund's acts or obligations, except that they are personally liable up to an amount equal to the par value of their shares for all debts owing to employees for services performed for the Company, but not exceeding six months' service in any one case.

           Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Successor Fund and requires that notice of such disclaimer be given in every note, bond, contract or other undertaking issued or entered into by or on behalf of the Successor Fund, or the Trust's Trustees. The Trust Agreement provides for indemnification out of the Successor Fund's property of all losses and expenses of any shareholder held personally liable for the obligations of the Successor Fund solely by reason of being or having been a Successor Fund shareholder and not because of such shareholder's acts or omissions or some other reason. Thus, the Successor Fund considers the risk of a Successor Fund shareholder incurring financial loss on account of shareholder liability to be remote because it is limited to circumstances in which a disclaimer is inoperative or the Successor Fund itself would be unable to meet its obligations. The Trust Agreement also provides that the Successor Fund, upon request, will assume the defense of any claim made against any shareholder for any act or obligation of the Successor Fund and satisfy any judgment thereon.

           Liability and Indemnification of Board Members. Under Wisconsin law, the Company's Articles of Incorporation and By-Laws, and subject to the 1940 Act, a Director of the Company is not liable to the Fund or its stockholders for monetary damages except to the extent he or she (a) willfully failed to deal fairly with the Company or its stockholders in connection with a matter in which the Director has a material conflict of interest; (b) violated criminal law unless the Director has reasonable cause to believe that his or her conduct was lawful or no reasonable cause to believe that his or her conduct was unlawful; (c) derives an improper personal profit; or (d) engaged in willful misconduct. In addition, a Director is entitled to indemnification against judgments, penalties, fines, settlements and reasonable expenses unless he or she engaged in the type of conduct described above. A Director is entitled to advances of expenses in the course of litigation if the disinterested non-party Directors or independent legal counsel determine there is a reason to believe the Director ultimately will be found to be entitled to indemnification and upon receipt of an undertaking by the Director to repay such amounts unless it shall be ultimately determined that he or she is entitled to indemnification. Officers, employees and agents may be indemnified to the same extent as Directors and to such further extent as is consistent with law.

           Under Massachusetts law, the Trust's Trust Agreement and By-Laws, and subject to the 1940 Act, a Trustee is entitled to indemnification against all liability and expenses reasonably incurred by such Trustee in connection with the defense or disposition of any threatened or actual proceeding by reason of his or her being or having been a Trustee, unless such Trustee is adjudicated to have acted with bad faith, willful misfeasance, gross negligence or in reckless disregard of his or her duties. A Trustee is entitled to advances of expenses in the course of litigation if (i) such Trustee undertakes to repay such sums if indemnification ultimately is denied and (ii) any of the following has occurred: (x) the Trustee provides acceptable security, (y) the Fund is insured against losses arising from the advances, or (z) the disinterested non-party Trustees or independent legal counsel determine there is a reason to believe the Trustee ultimately will be found to be entitled to indemnification. Officers, employees and agents of the Trust may be indemnified to the same extent as Trustees.

           Under the 1940 Act, a director or trustee may not be protected against liability to a fund and its security holders to which he or she would otherwise be subject as a result of his or her willful misfeasance, bad faith or gross negligence in the performance of his or her duties, or by reason of reckless disregard of his or her obligations and duties.

* * * * * * * * *

           The foregoing is only a summary of certain differences between the Fund, the Company's Articles of Incorporation and By-Laws and Wisconsin law, and the Successor Fund, the Trust's Trust Agreement and By-Laws and Massachusetts law. It is not a complete description of the differences, but only of material differences. Shareholders desiring copies of the Company's Articles of Incorporation and By-Laws or the Trust's Trust Agreement and By-Laws should write to the relevant fund.

REASONS FOR THE REORGANIZATION

           The Board of Directors of the Company and the Board of Trustees of the Trust have concluded that the Reorganization is in the best interests of the Fund and its shareholders and the Successor Fund, respectively. Wisconsin Capital believes, and the Company's Board concurs, that the Reorganization will be advantageous to the shareholders of the Fund for several reasons.

           First, Dreyfus and its affiliates have greater potential for increasing the size of the Successor Fund because of Dreyfus' experience in the distribution of mutual funds through a broader range of distribution channels than currently available to the Fund. Over the long-term, if this potential for a larger asset base is realized, it should reduce the Successor Fund's per share operating expenses, although this cannot be guaranteed.

           Second, Fund shareholders would enjoy continuity of portfolio management. Dreyfus will engage Wisconsin Capital to act as sub-adviser to the Successor Fund, and the portfolio management team of the Fund will be the same portfolio management team for the Successor Fund. Dreyfus will oversee Wisconsin Capital in accordance with the terms of their sub-advisory agreement. The Successor Fund has the same investment objective and substantially similar investment policies and limitations as the Fund.

           Third, while Wisconsin Capital will provide day-to-day management of the Successor Fund's investments, Dreyfus will be responsible for the overall management of the Successor Fund's operations. Shareholders should benefit from Dreyfus' experience and resources in managing investment companies. Founded in 1947, Dreyfus managed approximately 200 investment company portfolios with approximately $158 billion in assets as of August 31, 2004.

           Fourth, for at least the next two years, the total annual operating expenses of the Successor Fund's Class J shares (as a percentage of average daily net assets) will not be higher than, and may be less than, the Fund's total annual operating expenses (after fee waivers and expense reimbursements) set forth in the Fund's current prospectus because of Dreyfus' commitment to cap the annual operating expenses (at 1.20% of average daily net assets) of the Successor Fund's Class J shares during that period. In addition, the total management fee payable by the Successor Fund to Dreyfus for investment advisory, administrative and accounting services provided to the Successor Fund is 0.40% less than the combined fees (1.15%) currently payable by the Fund for such services.

           Fifth, the Successor Fund will offer its Class J shareholders substantially similar privileges as those currently offered by the Fund to its shareholders, including the ability to exchange Class J shares, without a sales charge, for Class J shares of certain other Dreyfus funds sub-advised by Wisconsin Capital.

           Sixth, the transaction will be tax free to the shareholders of the Fund.

           The Board of Trustees of the Trust considered that the Reorganization presents an opportunity for the Successor Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to the Successor Fund.

           The Boards of the Company and of the Trust also considered that Dreyfus and Wisconsin Capital, as well as Dreyfus Service Corporation (the Successor Fund's principal distributor), will benefit from the Reorganization. Because the Successor Fund will be the accounting survivor to the Fund and will assume the Fund's performance record, Dreyfus expects to be able to increase the Successor Fund's assets at a faster rate than would otherwise be possible if it began offering a fund with similar objectives and no historical performance record. Future growth of assets benefits Dreyfus because it can be expected to increase the total amount of fees payable to Dreyfus and reduce the amount of fees and expenses, if any, required to be waived or reimbursed to maintain total annual operating expenses at agreed upon levels. As sub-adviser to the Successor Fund, Wisconsin Capital similarly would benefit from increases in the amount of fees resulting from increased Successor Fund assets.

           The Boards of the Company and of the Trust considered the terms of a strategic arrangement between Dreyfus and Wisconsin Capital with respect to the Fund, including the fees payable by Dreyfus to Wisconsin Capital pursuant to the sub-advisory agreement (described below) under which Wisconsin Capital would serve as sub-adviser to the Successor Fund. Pursuant to the arrangement, Wisconsin Capital would continue to manage the assets while Dreyfus would be responsible for the overall management of the Successor Fund. As part of the strategic arrangement, Wisconsin Capital also may receive other economic benefits from Dreyfus if the Reorganization is completed. These include payments in connection with termination of the sub-advisory agreement. In addition, Wisconsin Capital has agreed to certain non-compete and non-solicitation covenants, as well as rights of first refusal in favor of Dreyfus with respect to the distribution and marketing of certain new products to which Wisconsin Capital or members of the portfolio management team for the Successor Fund may be associated.

           Under the sub-advisory agreement, Wisconsin Capital will receive the following sub-advisory fees from Dreyfus (and not the Fund or the Successor Fund) for its investment advisory services to the Successor Fund: (1) all of the net management fees (i.e., the total management fee, less any amounts waived or reimbursed by Dreyfus and less 0.15%) Dreyfus receives from the Successor Fund based on the assets of the Successor Fund attributable to accounts of shareholders who have an adviser-client relationship with Wisconsin Capital; plus (2) with respect to all of the Successor Fund's other assets, a monthly fee at the annual rate of 50% of the net management fee (i.e., the total management fee, less any amounts waived or reimbursed by Dreyfus and less 0.15%) paid by the Successor Fund to Dreyfus.

           In addition, the Boards of the Company and of the Trust considered Dreyfus' agreement to cap total annual operating expenses of the Successor Fund's Class J shares for the two-year period following the Reorganization. The Boards also considered the fact that the Trust's Board will consist entirely of Trustees who are not interested persons of the Company, Wisconsin Capital, the Trust or Dreyfus, within the meaning of the 1940 Act. The Boards specifically considered the potential economic benefits that Wisconsin Capital could derive from its strategic arrangement with Dreyfus and concluded that such benefits do not impose an unfair burden on the Fund or its shareholders or the Successor Fund.

           In determining whether to recommend approval of the Reorganization, each Board also considered (1) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests; (2) the compatibility of the Fund's and Successor Fund's investment management policies and investment restrictions, as well as shareholder services offered by the Fund to its shareholders and by the Successor Fund to holders of its Class J shares; (3) the expense ratio and information regarding the fees and expenses of the Fund and the estimated expense ratio and information regarding the fees and expenses of Class J shares of the Successor Fund; (4) the tax consequences of the Reorganization; and (5) that the costs to be incurred by the Fund and the Successor Fund in connection with the Reorganization would be borne by Wisconsin Capital and Dreyfus, and not the Fund or the Successor Fund.

           For the reasons described above, the Board of Directors of the Company, including the Independent Directors, unanimously approved the Reorganization. Similarly, the Board of Trustees of the Trust, including the Independent Trustees, unanimously approved the Reorganization.

INFORMATION ABOUT THE REORGANIZATION

           Plan of Reorganization. The following summary of the Plan is qualified in its entirety by reference to the form of Plan attached to this Prospectus/Proxy Statement as Exhibit A. The Plan provides that, subject to the requisite approval of the Fund's shareholders, the Successor Fund will acquire all of the assets of the Fund, in exchange for Successor Fund Class J shares and the assumption by the Successor Fund of the Fund's stated liabilities on February 25, 2005 or such other date as may be agreed upon by the parties (the "Closing Date"). The number of Successor Fund Class J shares to be issued to the Fund will be determined on the basis of the relative net asset value per share and aggregate net assets of the Fund, generally computed as of the close of trading on the floor of the New York Stock Exchange (usually at 4:00 p.m., Eastern time) on the Closing Date.

           As soon as conveniently practicable after the Closing Date, the Fund will liquidate and distribute pro rata to its shareholders of record, as of the close of business on the Closing Date, Successor Fund Class J shares received by it in the Reorganization. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Successor Fund in the name of each Fund shareholder, each account being credited with the respective pro rata number of Successor Fund Class J shares due to the shareholder. After such distribution and the winding up of its affairs, the Fund will be terminated as a series of the Company and cease operations. After the Closing Date, any outstanding certificates representing Fund shares will represent Successor Fund shares distributed to the Fund's shareholders of record.

           The Plan may be amended at any time prior to the Reorganization. The Fund will provide its shareholders with information describing any material amendment to the Plan prior to shareholder consideration. The obligations of the Fund and the Successor Fund under the Plan are subject to various conditions, including approval by Fund shareholders holding the requisite number of Fund shares and the continuing accuracy of various representations and warranties of the Fund and the Successor Fund being confirmed by the Fund and the Successor Fund, respectively. In addition, consummation of the transactions contemplated by the Plan is subject to Dreyfus and Wisconsin Capital satisfying certain obligations pursuant to their agreement.

           The total expenses of the Reorganization are expected to be approximately $________, which will be borne by Wisconsin Capital and Dreyfus and not by the Fund or the Successor Fund. In addition to use of the mails, proxies may be solicited personally or by telephone, and Wisconsin Capital and Dreyfus may pay persons holding Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals. In addition, an outside firm may be retained to solicit proxies on behalf of the Company's Board. The cost of any such outside solicitation firm, which will be paid by Wisconsin Capital and Dreyfus, is estimated to be approximately $______.

           By approving the Reorganization, Fund shareholders are also, in effect, agreeing to the Successor Fund's investment advisory arrangements, Board composition, and independent registered public accounting firm. If the Reorganization is not approved by Fund shareholders, the Fund would continue to be a series of the Company and the Company's Board will consider other appropriate courses of action.

           Temporary Suspension of Certain of the Fund's Investment Restrictions. Since certain of the Fund's existing investment restrictions could preclude the Fund from consummating the Reorganization in the manner contemplated in the Plan, Fund shareholders are requested to authorize the temporary suspension of any investment restriction of the Fund to the extent necessary to permit the consummation of the Reorganization. The temporary suspension of the Fund's investment restrictions will not affect the investment restrictions of the Successor Fund. A vote in favor of the proposal is deemed to be a vote in favor of the temporary suspension.

           Federal Income Tax Consequences. The exchange of Fund assets for Successor Fund shares, the Successor Fund's assumption of the Fund's stated liabilities, and the Fund's distribution of those shares to Fund shareholders are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Reorganization, the Fund and the Successor Fund will receive the opinion of Quarles & Brady LLP, counsel to the Fund, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes: (1) the transfer of all of the Fund's assets to the Successor Fund in exchange solely for Successor Fund Class J shares and the assumption by the Successor Fund of the Fund's stated liabilities, followed by the distribution by the Fund of those Successor Fund shares pro rata to Fund shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a)(1)(F) of the Code, and each of the Fund and the Successor Fund will be a "party to a reorganization;" (2) no gain or loss will be recognized by the Successor Fund upon the receipt of the assets of the Fund in exchange solely for Successor Fund Class J shares and the assumption by the Successor Fund of stated liabilities of the Fund pursuant to the Reorganization; (3) no gain or loss will be recognized by the Fund upon the transfer of its assets to the Successor Fund in exchange solely for Successor Fund Class J shares and the assumption by the Successor Fund of stated liabilities of the Fund or upon the distribution (whether actual or constructive) of those Successor Fund shares to Fund shareholders constructively in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (4) no gain or loss will be recognized by Fund shareholders upon the exchange of their Fund shares for Successor Fund Class J shares pursuant to the Reorganization; (5) the aggregate tax basis for the Successor Fund Class J shares received by each Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis for the Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of those Successor Fund shares received by each Fund shareholder will include the period during which the Fund shares exchanged therefor were held by such shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); (6) the tax basis of each Fund asset acquired by the Successor Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each Fund asset in the hands of the Successor Fund will include the period during which that asset was held by the Fund; and (7) for purposes of Section 381 of the Code, the Successor Fund will be treated as the Fund would have been had there been no Reorganization. Accordingly, the taxable year of the Fund will not end on the effective date of the Reorganization and the tax attributes of the Fund will be taken into account by the Successor Fund as if there had been no Reorganization. The Fund will not be required to file a federal income tax return for any portion of such taxable year ending on the effective date of the Reorganization. The Successor Fund may continue to use the same taxpayer identification number previously used by the Fund.

           Neither the Fund nor the Successor Fund has sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS nor does it preclude the IRS from adopting a contrary position. Fund shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, Fund shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Required Vote and Board's Recommendation

           The Company's Board has approved the Plan and has determined that (1) participation in the Reorganization is in the best interests of the Fund and its shareholders and (2) the interests of shareholders of the Fund will not be diluted as a result of the Reorganization. Pursuant to the Company's charter documents, an affirmative vote of a majority of the Fund's shares outstanding and entitled to vote is required to approve the Plan and the Reorganization. The presence in person or by proxy at the Meeting of a majority of the Fund's outstanding shares will constitute a quorum.

THE COMPANY'S BOARD, INCLUDING THE INDEPENDENT DIRECTORS,
UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR"
APPROVAL OF THE PLAN AND THE REORGANIZATION.

ADDITIONAL INFORMATION ABOUT THE SUCCESSOR FUND AND THE FUND

           Information about the Successor Fund is incorporated by reference into this Prospectus/Proxy Statement from the Successor Fund's Prospectus forming a part of the Trust's Registration Statement on Form N-1A (File No. 333-104120). The Prospectus for the Successor Fund's Class J shares accompanies this Prospectus/Proxy Statement. Information about the Fund is incorporated by reference into this Prospectus/Proxy Statement from the Fund's Prospectus dated April 1, 2004, as supplemented, forming a part of the Company's Registration Statement on Form N-1A (File No. 33-6418).

           Two class actions (which have been consolidated) have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the "Investment Advisers"), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors. The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the 1940 Act and at common law. The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

           Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse affect on the Dreyfus funds or Dreyfus' ability to perform its contract with the Dreyfus funds.

           The Fund and the Successor Fund are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the Fund and the Successor Fund may be inspected and copied at the Public Reference Facilities of the Commission at 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549. Text-only versions of fund documents can be viewed on-line or downloaded from www.sec.gov or www.dreyfus.com. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

VOTING INFORMATION

           The affirmative vote of the holders of a majority of the outstanding shares of the Fund is required to approve the Reorganization.

           In addition to the use of the mails, proxies may be solicited personally or by telephone, and persons holding Fund shares in their names or in nominee name may be paid for their expenses in sending soliciting materials to their principals. An outside firm may be retained to assist in the solicitation of proxies, primarily by contacting shareholders by telephone.

           Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity. In all cases where a telephonic proxy is solicited (as opposed to where the shareholder calls the toll-free number directly to vote), the shareholder will be asked to provide his or her address, social security number (in the case of an individual) or taxpayer identification number (in the case of a non-individual) and the number of shares owned and to confirm that the shareholder has received the Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a new proxy to the Fund or by attending the Meeting and voting in person.

           If a proxy is executed properly and returned accompanied by instructions to withhold authority to vote, represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote Fund shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, "abstentions"), the Fund shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business. Abstentions will have the effect of a "no" vote for the purpose of obtaining requisite approval for the proposal.

           In the event that a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the nature of the proposal, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to Fund shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote "FOR" the proposal in favor of such adjournment, and will vote those proxies required to be voted "AGAINST" the proposal against any adjournment. A quorum is constituted by the presence in person or by proxy of the holders of a majority of the outstanding Fund shares entitled to vote at the Meeting.

           As of September 30, 2004, the following were known by the Fund to own of record or beneficially 5% or more of the outstanding voting shares of the Fund, and upon consummation of the Reorganization and based on the numbers presented, will own the same percentage of the Successor Fund:

Name and Address	Percentage of Outstanding Shares

           A shareholder who beneficially owns, directly or indirectly, more than 25% of a fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the fund.

           As of September 30, 2004, Board members and officers of the Company, as a group, owned ___% of the Fund's outstanding shares, and Board members and officers of the Trust did not own any shares of the Fund. No Class J shares of the Successor Fund were outstanding as of such date. To the Company's knowledge, the Board members and officers of the Company intend to vote all of their shares of the Fund in favor of the Reorganization.

           Although Wisconsin Capital may have the power to vote Fund shares held by certain of its clients and by retirement or profit sharing plans for its employees, Wisconsin Capital will not vote such shares. Instead, it will pass such voting power to its clients and employee participants and will vote shares in accordance with its clients' and participants' instructions. Where no instructions are provided, the shares will not be voted.

FINANCIAL STATEMENTS AND EXPERTS

           The audited financial statements of the Fund for the fiscal year ended November 30, 2003 have been incorporated herein by reference in reliance upon the report of PricewaterhouseCoopers LLP, the Fund's independent registered public accounting firm, given on their authority as experts in accounting and auditing. The unaudited financial statements of the Fund for the six month period ended May 31, 2004 are also incorporated herein by reference.

OTHER MATTERS

          The Board of Directors of the Company is not aware of any other matters that may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES
AND THEIR NOMINEES

           Please advise the Fund, in care of Thompson Plumb Blue Chip Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, whether other persons are the beneficial owners of Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Fund shares.

           IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

           AGREEMENT AND PLAN OF REORGANIZATION dated as of September 22, 2004 (the "Agreement"), between THOMPSON PLUMB FUNDS, INC. (the "Company"), a Wisconsin corporation, on behalf of THOMPSON PLUMB BLUE CHIP FUND (the "Fund"), and DREYFUS PREMIER MANAGER FUNDS II (the "Trust"), a Massachusetts business trust, on behalf of DREYFUS PREMIER BLUE CHIP FUND (the "Successor Fund").

           This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Fund to the Successor Fund in exchange solely for Class J shares of beneficial interest, par value $.001 per share, of the Successor Fund (the "Successor Fund Shares"), and the assumption by the Successor Fund of stated liabilities of the Fund and the distribution, after the Closing Date hereinafter referred to, of the Successor Fund Shares to the holders of the Fund's common stock in complete liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the "Reorganization").

           WHEREAS, the Fund is a series of the Company, a registered, open-end management investment company, and the Successor Fund is a series of the Trust, a registered, open-end management investment company, and the Fund owns securities which are assets of the character in which the Successor Fund is permitted to invest;

           WHEREAS, both the Successor Fund and the Fund are authorized to issue their shares of beneficial interest and common stock, respectively;

           WHEREAS, the Company's Board has determined that the Reorganization is in the best interests of the Fund and the Fund's shareholders and that the interests of the Fund's existing shareholders would not be diluted as a result of the Reorganization; and

           WHEREAS, the Trust's Board has determined that the Reorganization is in the best interests of the Successor Fund:

           NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

1.	TRANSFER OF ASSETS OF THE FUND TO THE SUCCESSOR FUND IN EXCHANGE FOR THE SUCCESSOR FUND SHARES AND ASSUMPTION OF FUND LIABILITIES AND THE LIQUIDATION OF THE FUND.

           1.1     Subject to the requisite approval of the Fund's shareholders and the other terms and conditions contained herein, the Fund agrees to assign, transfer and convey to the Successor Fund all of the assets of the Fund, as set forth in paragraph 1.2, and the Successor Fund agrees in exchange therefor: (a) to deliver to the Fund the number of Successor Fund Shares, including fractional Successor Fund Shares, determined as set forth in paragraph 2.3; and (b) to assume the stated liabilities of the Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing (the "Closing") as of the close of business on the closing date (the "Closing Date"), provided for in paragraph 3.1. In lieu of delivering certificates for the Successor Fund Shares, the Successor Fund shall credit the Successor Fund Shares to the Fund's account on the books of the Successor Fund and shall deliver a confirmation thereof to the Fund.

           1.2     (a) The assets of the Fund to be transferred to the Successor Fund shall consist of all assets and property, including, without limitation, all portfolio securities, cash, cash equivalents, commodities and futures interests and dividends or interests receivable that are owned by the Fund and any deferred or prepaid expenses shown as an asset on the books of the Fund on the Closing Date (the "Assets"). The Successor Fund also shall be entitled to receive copies of all books and records that pertain to the Fund that the Company is required to maintain under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules of the Securities and Exchange Commission (the "Commission") thereunder.

                (b) The Assets of the Fund to be transferred to the Successor Fund on the Closing Date shall be delivered to Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, the Successor Fund's custodian ("Mellon Bank"), for the account of the Successor Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to Mellon Bank for the account of the Successor Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of Mellon Bank for the account of the Successor Fund.

           1.3     The Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Successor Fund shall assume the liabilities of the Fund reflected on an unaudited statement of assets and liabilities of the Fund prepared by the Company, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Successor Fund shall assume only those liabilities of the Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

           1.4     The Fund will pay or cause to be paid to the Successor Fund any dividends and interest received on or after the Closing Date with respect to Assets transferred to the Successor Fund hereunder. The Fund will transfer to the Successor Fund any distributions, rights or other assets received by the Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in Assets transferred to the Successor Fund on the Closing Date.

           1.5     As soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Fund will distribute pro rata to holders of record of the Fund's shares, determined as of the close of business on the Closing Date ("Fund Shareholders"), Successor Fund Shares received by the Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of Successor Fund Shares then credited to the account of the Fund on the books of the Successor Fund to open accounts on the share records of the Successor Fund in the names of the Fund Shareholders and representing the pro rata number of Successor Fund Shares due such shareholders. All issued and outstanding shares of the Fund simultaneously will be canceled on the books of the Fund.

           1.6     Ownership of Successor Fund Shares will be shown on the books of the transfer agent for Successor Fund Shares. Successor Fund Shares will be issued in the manner described in the Successor Fund's current prospectus and statement of additional information; the Successor Fund, however, will not issue share certificates in the Reorganization. The transfer agent for the Successor Fund shall deliver a confirmation showing the number of Successor Fund Shares credited to the Fund Shareholders.

           1.7     Any transfer taxes payable upon issuance of the Successor Fund Shares in a name other than the registered holder of the Fund's shares on the books of the Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Successor Fund Shares are to be issued and transferred.

           1.8     Any reporting responsibility of the Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Commission, any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Fund and the Company.

           2.      VALUATION.

           2.1     The value of the Fund's Assets to be acquired, and the amount of the Fund's liabilities to be assumed, by the Successor Fund hereunder shall be computed as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Agreement and Declaration of Trust, as amended (the "Trust's Charter"), and the Successor Fund's then-current prospectus or statement of additional information, which are and shall be consistent with the policies currently in effect for the Company and Fund.

           2.2     The net asset value of a Successor Fund Share shall be the net asset value per share computed with respect to such Class of shares as of the Valuation Date, using the valuation procedures set forth in the Trust's Charter and the Successor Fund's then-current prospectus or statement of additional information, which are and shall be consistent with the policies currently in effect for the Company and Fund.

           2.3     The number of Successor Fund Shares to be issued (including fractional shares, if any) in exchange for the Fund's net assets shall be determined by dividing the value of the net assets of the Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Successor Fund Share determined in accordance with paragraph 2.2.

           2.4     Any computations of value of assets shall be made in accordance with the regular practices of The Dreyfus Corporation ("Dreyfus"), as fund accountant for the Successor Fund, and shall be subject to verification by the Successor Fund and Fund and their independent registered public accounting firm of the prices used in such computations.

           3.      CLOSING AND CLOSING DATE.

           3.1     The Closing Date shall be February 25, 2005, or such other date as the parties, through their duly authorized officers, may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The Closing shall be held at 5:00 p.m., Eastern time, at the offices of Dreyfus, 200 Park Avenue, 7th Floor, New York, New York, or such other time and/or place as the parties may mutually agree.

           3.2     The Fund shall direct U.S. Bank, National Association, as custodian for the Fund (the "Custodian"), to deliver at the Closing a certificate of an authorized officer of the Custodian stating that: (i) the Fund's Assets have been delivered in proper form to the Successor Fund within two business days prior to or on the Closing Date and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to Mellon Bank as custodian for the Successor Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Fund as of the Closing Date for the account of the Successor Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Fund shall be delivered by wire transfer of federal funds on the Closing Date.

           3.3     If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Successor Fund or the Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Successor Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

           3.4     The Fund shall direct U.S. Bancorp Fund Services, LLC, as transfer agent for the Fund (the "Transfer Agent"), to deliver at the Closing a certificate of an authorized officer of the Transfer Agent stating that its records contain the names and addresses of the Fund Shareholders and the number of outstanding Fund shares owned by each such shareholder immediately prior to the Closing. The Successor Fund shall issue and deliver to the Secretary of the Company a confirmation evidencing the Successor Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Company that such Successor Fund Shares have been credited to the Fund's account on the books of the Successor Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

           4.      REPRESENTATIONS AND WARRANTIES.

           4.1     The Company, on behalf of the Fund, represents and warrants to the Trust, on behalf of the Successor Fund, as follows:

                (a) The Fund is a duly established and designated series of the Company, a corporation duly organized and validly existing under the laws of the State of Wisconsin, with power to own all of its properties and assets, to carry on its business as it is now being conducted and to carry out its obligations under this Agreement.

                (b) The Company is registered under the 1940 Act as an open-end management investment company, and the Fund's shares are registered under the Securities Act of 1933, as amended (the "1933 Act"), and such registrations have not been revoked or rescinded and are in full force and effect.

                (c) The current prospectus and statement of additional information of the Fund and each prospectus and statement of additional information of the Fund used during the three years previous to the date of this Agreement conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not and did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                (d) The Fund is not, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company's Articles of Incorporation, as amended (the "Company's Charter"), or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company is a party on behalf of the Fund or by which the Fund is bound or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company is a party on behalf of the Fund or by which the Fund is bound.

                (e) The Fund has no material contracts or other commitments outstanding (other than this Agreement) which will be terminated with liability to the Fund on or prior to the Closing Date.

                (f) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, Wisconsin law and state securities laws.

                (g) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                (h) The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Schedule of Fund Investments (indicating their market values) of the Fund for the fiscal year ended November 30, 2003 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles, and such statements and schedule (copies of which have been furnished to the Successor Fund) present fairly, in all material respects, the financial condition of the Fund as of such date, and there are no known contingent liabilities of the Fund as of such date not disclosed therein.

                (i) On the Valuation Date, the Company will have good and marketable title to the Fund's Assets to be transferred to the Successor Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Successor Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Successor Fund.

                (j) Since November 30, 2003, there has not been any material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to the Successor Fund as provided in paragraph 1.3.

                (k) At the Closing Date, all federal and other tax returns and reports of the Fund required by law then to be filed shall have been filed and are or will be correct in all material respects, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Company's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

                (l) The Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code for all taxable years or periods (to the extent applicable) ending on or prior to the Closing Date.

                (m) All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund (except to the extent provided by Section 180.0622(2)(b) of the Wisconsin Statutes, as judicially interpreted) and have been offered and sold in compliance with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Fund's Transfer Agent as provided in paragraph 3.4. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Fund's shares, nor is there outstanding any security convertible into any of the Fund's shares.

                (n) The execution, delivery and performance of this Agreement has been duly authorized prior to the Closing Date by all necessary action on the part of the Company's Board and, subject to the approval of the Fund's shareholders, and assuming the due authorization, execution and delivery of this Agreement by the Trust, this Agreement will constitute the valid and legally binding obligation of the Company, on behalf of the Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                (o) The Board of Directors of the Company, including a majority of the directors who are not interested persons of the Company or the Trust, has determined that participation in the transactions contemplated by this Agreement is in the best interests of the Company and the Fund and the interests of the Fund's shareholders will not be diluted as a result of such transactions. The Board has requested and evaluated such information as may reasonably be necessary to such determinations and has considered and given appropriate weight to all pertinent factors. A majority of the directors of the Company are not interested persons of the Company or the Trust and those directors select and nominate any other disinterested directors, and any person who acts as legal counsel for the disinterested directors of the Company is an independent legal counsel.

                (p) The information to be furnished by the Company, on behalf of the Fund, for use in registration statements, proxy materials and other documents filed or to be filed by or on behalf of the Company with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

                (q) The proxy statement of the Fund (the "Proxy Statement") included in the Registration Statement referred to in paragraph 5.5, only insofar as it relates to the Fund and the Company, will, on the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and on the Closing Date, (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this subparagraph (q) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Successor Fund or Trust for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

           4.2      The Trust, on behalf of the Successor Fund, represents and warrants to the Company, on behalf of the Fund, as follows:

                (a) The Successor Fund is a duly established and designated series of the Trust, a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, with power to own all of its properties and assets, to carry on its business as it is now being conducted and to carry out its obligations under this Agreement.

                (b) The Trust is registered under the 1940 Act as an open-end management investment company, and the Successor Fund's shares are registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect.

                (c) The current prospectus and statement of additional information of the Successor Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                (d) The Successor Fund is not, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Charter or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party on behalf of the Successor Fund or by which the Successor Fund is bound or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust is a party on behalf of the Successor Fund or by which the Successor Fund is bound.

                (e) The Successor Fund has no material contracts or other commitments outstanding (other than this Agreement) that will be terminated with liability to the Successor Fund on or prior to the Closing Date.

                (f) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Successor Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, Massachusetts law and state securities law.

                (g) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Successor Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Successor Fund knows of no facts that might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                (h) The Successor Fund will not have had any assets (other than assets, if any, required to meet requirements of Section 14(a) of the 1940 Act) or investment operations at any time prior to the Closing Date. Upon filing of its first federal income tax return at the completion of its first taxable year, the Successor Fund will, if necessary, elect to be treated as a regulated investment company and until such time will take all steps necessary to ensure qualification as a regulated investment company under the Code.

                (i) All issued and outstanding shares of the Successor Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Successor Fund. The Successor Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Successor Fund Shares, nor is there outstanding any security convertible into any Successor Fund Shares.

                (j) The Successor Fund Shares to be issued and delivered to the Fund for the account of Fund Shareholders, pursuant to the terms of this Agreement, on the Closing Date will have been duly authorized and validly issued Successor Fund Shares, and will be fully paid and non-assessable and offered for exchange in compliance with applicable registration requirements of the 1933 Act and state securities laws.

                (k) The execution, delivery and performance of this Agreement has been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trust's Board, and, subject to approval of the Fund's shareholders, and assuming due authorization, execution and delivery of this Agreement by the Company, this Agreement will constitute the valid and legally binding obligation of the Successor Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                (l) The Board of Trustees of the Trust, including a majority of the trustees who are not interested persons of the Trust or the Company, has determined that participation in the transactions contemplated by this Agreement is in the best interests of the Trust and the Successor Fund and the interests of the Successor Fund's shareholders, if any, will not be diluted as a result of such transactions. The Board has requested and evaluated such information as may reasonably be necessary to such determinations and has considered and given appropriate weight to all pertinent factors. A majority of the trustees of the Trust are not interested persons of the Trust or the Company and those trustees select and nominate any other disinterested trustees, and any person who acts as legal counsel for the disinterested trustees of the Trust is an independent legal counsel.

                (m) The Registration Statement (only insofar as it relates to the Successor Fund and the Trust and is based on information furnished by the Trust) will, on the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and on the Closing Date, (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this subparagraph (m) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Company or the Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

           5.      COVENANTS OF THE SUCCESSOR FUND AND THE FUND.

           5.1      The Successor Fund and the Fund each will operate its business in the ordinary course, including permitting the purchase and sale of its shares, between the date hereof and the Closing Date, it being understood that such ordinary course of business also will include payment of customary dividends and distributions.

           5.2      The Company will call a meeting of the Fund's shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

           5.3      Subject to the provisions of this Agreement, the Fund and the Successor Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

           5.4      As promptly as practicable, but in any case within sixty days after the Closing Date, the Fund shall furnish the Successor Fund, in such form as is reasonably satisfactory to the Successor Fund, a statement of the earnings and profits of the Fund for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Successor Fund under the Code and which will be certified by the Company's President or its Vice President and Treasurer.

           5.5      The Company, on behalf of the Fund, will provide the Successor Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in paragraph 4.1(q), all to be included in a Registration Statement on Form N-14 of the Trust, and any supplement or amendment thereto (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act, and the 1940 Act in connection with the meeting of the Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

           5.6      The Successor Fund agrees to file the Registration Statement as promptly as practicable following the date hereof.

           5.7      The Successor Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

           5.8      The Company, on behalf of the Fund, covenants that the Fund is not acquiring the Successor Fund Shares to be issued hereunder for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

           5.9      The Company, on behalf of the Fund, will assist the Successor Fund in obtaining such information as the Successor Fund reasonably requests concerning the beneficial ownership of Fund shares.

           5.10      As soon as is reasonably practicable after the Closing, the Fund will make a liquidating distribution to Fund Shareholders consisting of the Successor Fund Shares received at the Closing.

           5.11      The Company, on behalf of the Fund, covenants that it will, from time to time, as and when reasonably requested by the Successor Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Successor Fund may reasonably deem necessary or desirable to vest in and confirm the Successor Fund's title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

           5.12      From and after the date of this Agreement and until the Closing Date, each of the Fund and the Successor Fund and the Company and the Trust shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken which action or failure to act could prevent the Reorganization from qualifying as a reorganization under the provisions of Section 368(a) of the Code.

           5.13      The Successor Fund shall preserve all written records that the Successor Fund is required to preserve pursuant to the 1940 Act in connection with the Reorganization and this Agreement for a period of six years after the Closing Date and for the first two years in an easily accessible place.

           6.      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SUCCESSOR FUND.

           The obligations of the Successor Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

          6.1 All representations and warranties by or on behalf of the Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

           6.2      The Company shall have delivered to the Successor Fund on the Closing Date a statement of the Fund's assets and liabilities, together with a list of the Fund's portfolio securities showing the federal income tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Company's Treasurer.

           6.3      The Company shall have delivered to the Successor Fund on the Closing Date a certificate executed in its name by the Company's President or Vice President and its Treasurer, in form and substance satisfactory to the Successor Fund, to the effect that the representations and warranties made in this Agreement by or on behalf of the Fund are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Successor Fund shall reasonably request.

           6.4      The Fund and Company shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Fund or Company, as the case may be, on or before the Closing Date.

           6.5      The Successor Fund shall have received on the Closing Date a favorable opinion of Quarles & Brady LLP, counsel to the Fund, in a form satisfactory to the Secretary of the Successor Fund, covering the following points:

That (a) the Company is a duly organized and validly existing corporation under the laws of the State of Wisconsin and has the power to own all of its properties and assets and to carry on its business as a registered investment company and the Fund is a duly established series of the Company; (b) this Agreement has been duly authorized, executed and delivered by the Company, on behalf of the Fund, and, assuming due authorization, execution and delivery of the Agreement by the Trust, on behalf of the Successor Fund, is a valid and legally binding obligation of the Company, on behalf of the Fund, enforceable against the Company, with respect to the Fund, in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law) (for purposes of this subparagraph (b), such counsel may assume that New York law and Wisconsin law are identical); (c) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Company's Charter or By-Laws or result in a material violation of any provision of any material agreement (known to such counsel) to which the Fund is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Fund is a party or by which it or its property is bound; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Wisconsin is required for the consummation by the Company, on behalf of the Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act; (e) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the Registration Statement or the Closing Date, which is required to be described in the Registration Statement or to be filed as an exhibit to the Registration Statement which is not described or filed as required; and (f) the Company is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

Such counsel may rely on certificates of officers or directors of the Company. Such opinion also shall include such other matters incident to the transaction contemplated hereby, as the Trust may reasonably request.

           6.6      The Successor Fund shall have received from the Fund a certificate of the Company's Secretary certifying (a) the accuracy and effectiveness of the Company's Charter and By-Laws, (b) the adoption, accuracy and effectiveness of the resolutions adopted by the Company's Board and the Fund's shareholders regarding the Reorganization, and (c) the incumbency of certain officers of the Company and the genuineness of their signatures.

           6.7      The Fund shall have previously provided to the Successor Fund (and at the Closing shall provide an update through the Closing Date of such information) data which supports a calculation of the Fund's total return for all periods since the organization of the Fund. Such data shall have been prepared in accordance in all material respects with the requirements of the 1940 Act and the regulations thereunder and the rules of the National Association of Securities Dealers, Inc.

           7.      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND.

           The obligations of the Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Successor Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

           7.1      All representations and warranties by or on behalf of the Successor Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

           7.2      The Trust shall have delivered to the Fund on the Closing Date a certificate executed in its name by the Trust's President or Vice President and its Treasurer, in form and substance reasonably satisfactory to the Fund, to the effect that the representations and warranties made in this Agreement by or on behalf of the Successor Fund are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Fund shall reasonably request.

           7.3      The Successor Fund or the Trust, as the case may be, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Successor Fund or the Trust, as the case may be, on or before the Closing Date.

           7.4      The Fund shall have received on the Closing Date a favorable opinion of Stroock & Stroock & Lavan LLP, counsel to the Successor Fund, in a form satisfactory to the Secretary of the Company, covering the following points:

That (a) the Trust is a duly organized and validly existing business trust under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry on its business as a registered investment company and the Successor Fund is a duly established series of the Trust; (b) this Agreement has been duly authorized, executed and delivered by the Trust, and, assuming due authorization, execution and delivery of the Agreement by the Company, on behalf of the Fund, is a valid and legally binding obligation of the Trust, on behalf of the Successor Fund, enforceable against the Trust, with respect to the Successor Fund, in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law); (c) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Trust's Charter or By-Laws or result in a material violation of any provision of any material agreement (known to such counsel) to which the Successor Fund is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Successor Fund is a party or by which it or its property is bound; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or The Commonwealth of Massachusetts is required for the consummation by the Trust, on behalf of the Successor Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act; (e) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Successor Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the Registration Statement or the Closing Date, which is required to be described in the Registration Statement or to be filed as an exhibit to the Registration Statement which is not described or filed as required; (f) the Trust is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and (g) the Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement is in effect.

           Such counsel may rely as to matters governed by the laws of The Commonwealth of Massachusetts on an opinion of Massachusetts counsel and/or certificates of officers or directors of the Trust. Such opinion also shall include such other matters incident to the transaction contemplated hereby, as the Company may reasonably request.

           7.5      The Fund shall have received from the Successor Fund a certificate of the Trust's Secretary certifying (a) the accuracy and effectiveness of the Trust's Charter and By-Laws, (b) the adoption, accuracy and effectiveness of the resolutions adopted by the Trust's Board regarding the Reorganization, and (c) the incumbency of certain officers of the Trust and the genuineness of their signatures.

           8.      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND AND THE SUCCESSOR FUND.

           If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Fund or the Successor Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

           8.1      This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with the provisions of the Company's Charter and By-Laws, applicable Wisconsin law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Successor Fund. Notwithstanding anything in this Agreement to the contrary, neither the Fund nor the Successor Fund may waive the conditions set forth in this paragraph 8.1.

           8.2      On the Closing Date, no action, suit or other proceeding shall be pending or, to either party's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

           8.3      All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Fund or the Successor Fund to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Fund or the Successor Fund, provided that either party hereto may for itself waive any of such conditions.

           8.4      The Fund and the Successor Fund shall have agreed on the number of full and fractional Successor Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

           8.5      The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

           8.6      The parties shall have received an opinion of Quarles & Brady LLP addressed to the Company on behalf of the Fund and the Trust on behalf of the Successor Fund substantially to the effect that, based on certain facts, qualifications, assumptions and representations, and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes: (a) the transfer of all of the Fund's assets to the Successor Fund in exchange solely for Successor Fund Shares and the assumption by the Successor Fund of stated liabilities of the Fund, followed by the pro rata distribution by the Fund of those Successor Fund Shares to Fund Shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a)(1)(F) of the Code and each of the Fund and the Successor Fund will be a "party to a reorganization;" (b) no gain or loss will be recognized by the Successor Fund upon the receipt of the assets of the Fund in exchange solely for Successor Fund Shares and the assumption by the Successor Fund of stated liabilities of the Fund pursuant to the Reorganization; (c) no gain or loss will be recognized by the Fund upon the transfer of the Fund's assets to the Successor Fund in exchange solely for Successor Fund Shares and the assumption by the Successor Fund of stated liabilities of the Fund or upon the distribution (whether actual or constructive) of those Successor Fund Shares to Fund Shareholders constructively in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (d) no gain or loss will be recognized by Fund Shareholders upon the exchange of their Fund shares for the Successor Fund Shares pursuant to the Reorganization; (e) the aggregate tax basis for the Successor Fund Shares received by each Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund shares held by such Shareholder immediately prior to the Reorganization, and the holding period of those Successor Fund Shares received by each Fund Shareholder, will include the period during which the Fund shares exchanged therefor were held by such Shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); (f) the tax basis of each Fund asset acquired by the Successor Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each asset of the Fund in the hands of the Successor Fund will include the period during which that asset was held by the Fund; and (g) for purposes of Section 381 of the Code, the Successor Fund will be treated as the Fund would have been had there been no reorganization. Accordingly, the taxable year of the Fund will not end on the effective date of the Reorganization and the tax attributes of the Fund will be taken into account by the Successor Fund as if there had been no reorganization. The Fund will not be required to file a federal income tax return for any portion of such taxable year ending on the effective date of the Reorganization. The Successor Fund may continue to use the same taxpayer identification number previously used by the Fund. The delivery of such opinion is conditioned upon receipt by Quarles & Brady LLP of representations it shall request of the Trust and the Company. Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the condition set forth in this paragraph 8.6.

           No opinion will be expressed as to the effect of the Reorganization on (i) the Fund or the Successor Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, and (ii) any shareholder of the Fund that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

           8.7      The transactions contemplated by this Agreement shall not be consummated unless the closing conditions set forth in a certain Agreement between Wisconsin Capital Management, Inc. and Dreyfus dated as of July 2, 2004 (the "Transaction Agreement") have been satisfied as provided in said agreement.

           9.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

           9.1      The Company and the Trust agree that neither party has made any representation, warranty or covenant not set forth herein and this Agreement constitutes the entire agreement between the parties with respect to the subject matter hereof.

           9.2      The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder; provided, however, that the covenants to be performed after the Closing shall survive the Closing.

           10.      TERMINATION OF AGREEMENT.

           This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party (i) by mutual agreement of the parties, (ii) if the Closing shall not have occurred on or before June 30, 2005, unless such date is extended by mutual agreement of the parties, (iii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith, or (iv) upon termination of the Transaction Agreement. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

           11.      AMENDMENTS.

           This Agreement may be amended, modified and supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Company and the Trust; provided, however, that following the meeting of shareholders of the Fund called by the Company pursuant to this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Successor Fund Shares to be issued to the Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

           12.      EXPENSES.

           Each party represents to the other that its expenses incurred in connection with the Reorganization will be borne by its investment adviser pursuant to the Transaction Agreement.

           13.      NOTICES.

           Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

If to the Company:

Thompson Plumb Funds, Inc.
c/o Wisconsin Capital Management, Inc.
Attention: Paul F. Leone
1200 John Q. Hammons Drive
Madison, Wisconsin 53717
Telephone: (608) 824-8800
Fax: (608) 824-2101

If to the Trust:

Dreyfus Premier Manager Funds II
c/o The Dreyfus Corporation
Attention: Jeff Prusnofsky
200 Park Avenue
New York, New York 10166
Telephone: (212) 922-6796
Fax: (212) 922-6880

           14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY.

           14.1      The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

           14.2      This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

           14.3      This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws, and, to the extent applicable, the 1940 Act; provided, however, that the due authorization, execution and delivery of this Agreement by the Company and the Trust shall be governed and construed in accordance with the internal laws of the State of Wisconsin and The Commonwealth of Massachusetts, respectively, without giving effect to principles of conflict of laws.

           14.4      This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

           14.5      It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Trust or the Company personally, but shall bind only the property of the Fund or the Successor Fund, as the case may be, as provided in the Trust's or Company's Charter; a copy of the Trust's Charter is on file at the office of the Secretary of The Commonwealth of Massachusetts and at the principal offices of the Trust. The execution and delivery of this Agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Fund or the Successor Fund, as the case may be.

           IN WITNESS WHEREOF, the Company and the Trust each have caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

THOMPSON PLUMB FUNDS, INC., on behalf of Thompson Plumb Blue Chip Fund By: Thomas G. Plumb, President and Treasurer

ATTEST: ________________________
                     Paul F. Leone,
                     Vice President and Chief
                      Compliance Officer

DREYFUS PREMIER MANAGER FUNDS II, on behalf of Dreyfus Premier Blue Chip Fund By: Stephen E. Canter, President

ATTEST: ________________________
                     Jeff Prusnofsky,
                     Secretary

EXHIBIT B

DESCRIPTION OF BOARD MEMBERS FOR THE SUCCESSOR FUND

Name (Age)                          Principal Occupation
Position with Trust                 During Past 5 Years            Other Board Memberships and Affiliations*
----------------------------        -------------------------      --------------------------------------------------
Joseph S. DiMartino (61)            Corporate Director and         The Muscular Dystrophy Association, Director
Chairman of the Board               Trustee                        Levcor International, Inc., an apparel fabric
                                                                      processor, Director
                                                                   Century Business Services, Inc., a provider of
                                                                      outsourcing functions for small and medium
                                                                      size companies, Director
                                                                   The Newark Group, a provider of a national market
                                                                      of paper recovery facilities, paperboard mills
                                                                      and paperboard converting plants, Director

David P. Feldman (64)               Corporate Director and         BBH Mutual Funds Group (11 funds), Director
Board Member                        Trustee                        The Jeffrey Company, a private investment
                                                                      company, Director
                                                                   QMED, a medical device company, Director

Ehud Houminer (63)                  Executive-in-Residence at      Avnet Inc., an electronics distributor, Director
Board Member                          the Columbia Business        International Advisory Board to the MBA Program
                                      School, Columbia               School of Management, Ben Gurion University,
                                      University;                    Chairman
                                    Principal of Lear, Yavitz      Explore Charter School, Brooklyn, NY, Chairman
                                      and Associates, a
                                      management consulting firm
                                      from 1996 to 2001

Gloria Messinger (74)               Arbitrator for American        Yale Law School Fund, Director
Board Member                          Arbitration Association      Theater for a New Audience, Inc., Director
                                      and National Association     New York Women's Agenda Music Performance Trust
                                      of Securities Dealers,         Fund, Director
                                      Inc.;                        Brooklyn Philharmonic, Director
                                    Consultant in Intellectual
                                      Property

T. John Szarkowski (78)             Consultant in Photography      Photography Department at The Museum of Modern
Board Member                                                       Art, Director Emeritus

Anne Wexler (74)                    Chairman of the Wexler         Wilshire Mutual Funds (5 funds), Director
Board Member                          Group, consultants           Methanex Corporation, a methanol production
                                      specializing in government     company, Director
                                      relations and public         Member of the Council of Foreign Relations
                                      affairs                      Member of the National Park Foundation

_____________________________
*      Each Board member also is a Board member of other mutual funds in the Dreyfus Fund Complex.

THOMPSON PLUMB FUNDS, INC.

THOMPSON PLUMB BLUE CHIP FUND

           The undersigned shareholder of the Thompson Plumb Blue Chip Fund (the "Fund"), a series of Thompson Plumb Funds, Inc. (the "Company"), hereby appoints Paul F. Leone and Thomas G. Plumb, and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of common stock of the Fund standing in the name of the undersigned at the close of business on November 1, 2004, at a Special Meeting of Shareholders to be held at the offices of Wisconsin Capital Management, Inc., 1200 John Q. Hammons Drive, Madison, Wisconsin 53717, at 10:00 a.m. CST, on Wednesday, January 26, 2005, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the meeting.

           Please mark boxes in blue or black ink.

1.	To approve an Agreement and Plan of Reorganization between the Fund and Dreyfus Premier Blue Chip Fund (the "Successor Fund") providing for the transfer of all of the assets of the Fund to the Successor Fund, in exchange for the Successor Fund's Class J shares having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Successor Fund of the Fund's stated liabilities, and the pro rata distribution of those shares to the Fund's shareholders and subsequent termination of the Fund.

FOR	AGAINST	ABSTAIN

2.	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting, or any adjournment(s) thereof.

THREE EASY WAYS TO VOTE YOUR PROXY

1.	TELEPHONE: Call 1-800-________ and follow the simple instructions.

2.	INTERNET: Go to www.proxyweb.com, and follow the on-line directions.

3.	MAIL: Vote, sign and date, and return in the enclosed postage-paid envelope.

           If you are NOT voting by Telephone or Internet, Please Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

THIS PROXY IS SOLICITED BY THE COMPANY'S BOARD OF DIRECTORS AND WILL BE VOTED FOR THE ABOVE PROPOSAL UNLESS OTHERWISE INDICATED.

Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title. By signing this proxy card, receipt of the accompanying Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged.

Dated: _____________ __________________ Signature(s) __________________ Signature(s)

Sign, Date and Return the Proxy Card

Promptly Using the Enclosed Envelope

STATEMENT OF ADDITIONAL INFORMATION

November __, 2004

Acquisition of the Assets of

THOMPSON PLUMB BLUE CHIP FUND
(A series of Thompson Plumb Funds, Inc.)

1200 John Q. Hammons Drive
Madison, Wisconsin 53717
1-800-999-0887

By and in Exchange for Class J Shares of

DREYFUS PREMIER BLUE CHIP FUND
(A series of Dreyfus Premier Manager Funds II)

200 Park Avenue
New York, New York 10166
1-800-554-4611

           This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated November __, 2004 relating specifically to the proposed transfer of all of the assets and stated liabilities of the Thompson Plumb Blue Chip Fund (the "Fund"), a series of Thompson Plumb Funds, Inc. (the "Company"), in exchange for Class J shares of Dreyfus Premier Blue Chip Fund (the "Successor Fund"), a series of Dreyfus Premier Manager Funds II. The transfer is to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following documents attached hereto:

1.	The Fund's Annual Report for the fiscal year ended November 30, 2003.

2.	The Fund's Semi-Annual Report for the six-month period ended May 31, 2004.

3.	The Fund's Statement of Additional Information dated April 1, 2004.

4.	The Successor Fund's Statement of Additional Information dated October 13, 2004.

           The financial statements included in the Fund's Annual Report and Semi-Annual Report are incorporated herein by reference. The Prospectus/Proxy Statement dated November __, 2004 may be obtained by contacting the Fund at 1200 John Q. Hammons Drive, Madison, Wisconsin 53717, telephone: 1-800-999-0887; or the Successor Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, telephone: 1-800-554-4611.

DOCUMENTS INCORPORATED BY REFERENCE

           The Fund's Statement of Additional Information dated April 1, 2004 is incorporated herein by reference to the Company's Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A, filed January 30, 2004 (File No. 33-6418). The financial statements of the Fund are incorporated herein by reference to its Annual Report for its fiscal year ended November 30, 2003 and its Semi-Annual Report for the six-month period ended May 31, 2004 included in its Form N-CSR filed January 29, 2004 and July 26, 2004, respectively.

THOMPSON PLUMB FUNDS, INC.
1200 John Q. Hammons Drive
Madison, Wisconsin 53717

Dear Thompson Plumb Select Fund Shareholder:

           As a shareholder of the Thompson Plumb Select Fund (the "Fund"), you are being asked to vote on an Agreement and Plan of Reorganization to allow the Fund to transfer all of its assets in a tax-free reorganization to Dreyfus Premier Select Fund (the "Successor Fund"), in exchange for Class J shares of the Successor Fund. If the Agreement and Plan of Reorganization is approved and consummated for the Fund, you would no longer be a shareholder of the Fund, but would become a shareholder of the Successor Fund, which has the same investment objective and substantially similar investment policies as the Fund. The Fund is a series of Thompson Plumb Funds, Inc. (the "Company") and the Successor Fund is a series of Dreyfus Premier Manager Funds II.

           Wisconsin Capital Management, Inc. ("Wisconsin Capital"), the Fund's investment adviser, has entered into a strategic arrangement with The Dreyfus Corporation ("Dreyfus"), the Successor Fund's manager, with respect to the Successor Fund and certain other series of the Company. Under that arrangement, Wisconsin Capital will serve as sub-adviser to the Successor Fund and in such capacity will provide day-to-day management of the Successor Fund's investments using substantially the same investment approach that it currently uses for the Fund and employing the same portfolio managers. Dreyfus or its affiliates will assist in all other operations of the Successor Fund, including the distribution of Successor Fund shares and provision of transfer agency and custody services. As a shareholder of the Successor Fund, you should benefit from Dreyfus' experience and resources in managing mutual funds, while pursuing the same investment goal you currently pursue as a shareholder of the Fund.

           The Successor Fund was established solely for the purpose of effecting the Fund's reorganization, and will carry on the business of the Fund and inherit its performance and financial records.

           After careful review, the Company's Board of Directors has unanimously approved the proposed reorganization. The Directors believe that the proposal set forth in the enclosed notice of meeting for the Fund is important and recommend that you read the enclosed materials carefully and then vote FOR the proposal.

           Remember, your vote is extremely important, no matter how large or small your Fund holdings. To vote, you may use any of the following methods:

•	By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

•	By Internet. Have your proxy card available. Go to the website listed on the proxy card. Enter your control number from your proxy card. Follow the instructions on the website.

•	By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Enter your control number from your proxy card. Follow the recorded instructions.

           Further information about the proposed reorganization is contained in the enclosed materials, which you should review carefully before you vote. If you have any questions after considering the enclosed materials, please call 1-800-999-0887.

Sincerely, Thomas G. Plumb, CFA President and Treasurer

November __, 2004

TRANSFER OF THE ASSETS OF
THOMPSON PLUMB SELECT FUND
TO AND IN EXCHANGE FOR CLASS J SHARES OF
DREYFUS PREMIER SELECT FUND

QUESTIONS AND ANSWERS

The enclosed materials include a Prospectus/Proxy Statement containing information you need to make an informed decision. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposed reorganization.

WHAT WILL HAPPEN TO MY THOMPSON PLUMB SELECT FUND INVESTMENT IF THE PROPOSED REORGANIZATION IS APPROVED?

If the proposed reorganization of the Thompson Plumb Select Fund (the "Fund") is approved by shareholders, you will become a shareholder of Dreyfus Premier Select Fund (the "Successor Fund"), an open-end investment company managed by The Dreyfus Corporation ("Dreyfus"), on or about February 25, 2005 (the "Closing Date"), and will no longer be a shareholder of the Fund. The Fund will then cease operations pursuant to the proposed reorganization. You will receive the same number of Class J shares of the Successor Fund as the number of shares of the Fund you held immediately before the reorganization and with a value equal to the value of your investment in the Fund as of the Closing Date. No sales charge will be imposed at the time of the transaction, nor will you be subject to a sales charge on any additional investments you make in Class J shares of the Successor Fund for as long as your account is open. The Fund is a series of Thompson Plumb Funds, Inc. (the "Company"), and the Successor Fund is a series of Dreyfus Premier Manager Funds II.

WHAT ARE THE BENEFITS OF THE PROPOSED REORGANIZATION FOR ME?

The proposed reorganization is expected to benefit Fund shareholders by enabling them to pursue the same investment objective in a fund (the Successor Fund) that is part of a larger fund complex--the Dreyfus Family of Funds. Dreyfus manages approximately $158 billion in approximately 200 investment portfolios, which include a wide range of equity, fixed-income, municipal bond and money market funds. Dreyfus' management experience, together with its significantly larger mutual funds distribution network, should provide the Successor Fund with a greater opportunity to attract assets than is currently available to the Fund (which had $____ million in assets as of August 31, 2004). Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, will distribute the Successor Fund's shares. Over the long term, if this potential for a larger asset base is realized, it should help to reduce the Successor Fund's per share operating expenses and increase the ability of the Successor Fund to take advantage of portfolio management options. Other potential benefits are described in the enclosed Prospectus/Proxy Statement.

DO THE FUNDS HAVE SIMILAR INVESTMENT OBJECTIVES AND POLICIES?

Yes. Both the Fund and the Successor Fund have the same investment objective of seeking a high level of long-term capital appreciation. In addition, the investment policies, practices and limitations of each fund (and the related risks) are substantially similar. Each fund normally will invest in a select portfolio of companies that the portfolio managers believe are undervalued and have the potential for growth. The Successor Fund, like the Fund, will invest primarily in common stocks and, under normal circumstances, will maintain positions in approximately 20 to 40 companies. Wisconsin Capital Management, Inc. ("Wisconsin Capital"), the Fund's investment adviser, has been engaged by Dreyfus, the Successor Fund's manager, to be the Successor Fund's sub-adviser. In that role, Wisconsin Capital will provide day-to-day management of the Successor Fund's investments using substantially the same investment approach as it currently uses for the Fund and employing the same portfolio managers. For additional information regarding the funds, please refer to the enclosed Prospectus/Proxy Statement, and the accompanying prospectus for Class J shares of the Successor Fund.

WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

The proposed reorganization, if approved by Fund shareholders, will not be a taxable event for federal income tax purposes. Shareholders will not recognize any capital gain or loss as a direct result of the reorganization. A shareholder's tax basis in Fund shares will carry over to the shareholder's Class J shares of the Successor Fund.

WILL THE PROPOSED REORGANIZATION CHANGE TOTAL FUND EXPENSES?

Dreyfus has agreed to cap the Successor Fund's operating expenses for the two-year period following the reorganization so that the total annual operating expenses of the Successor Fund's Class J shares do not exceed the Fund's total annual operating expenses of 1.30%, as set forth in the Fund's current prospectus. Accordingly, during such two-year period, the total annual operating expenses of the Successor Fund's Class J shares will not be higher than, and may be lower than, the Fund's historical operating expenses.

WILL THE PROPOSED REORGANIZATION RESULT IN A HIGHER INVESTMENT MANAGEMENT FEE?

No. The Fund currently pays Wisconsin Capital for advisory services pursuant to an Advisory Agreement and pays a third party for administrative and accounting services pursuant to an Administrative and Accounting Services Agreement. These fees amount to an annual rate of up to 1.15% of the Fund's average daily net assets. Under its agreement with Dreyfus, the Successor Fund has agreed to pay Dreyfus a management fee at the annual rate of 0.80% of the Successor Fund's average daily net assets for the provision of investment advisory, administrative and fund accounting services. The fee payable to Dreyfus by the Successor Fund is less than the aggregate annual rate of fees payable by the Fund to Wisconsin Capital and such third party for the provision of such services as of the fiscal year ended November 30, 2003. Dreyfus, in turn, has agreed to pay Wisconsin Capital a sub-advisory fee out of the management fee paid to Dreyfus by the Successor Fund.

WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF THE SUCCESSOR FUND THAT I CURRENTLY HAVE AS A SHAREHOLDER OF THE FUND?

Yes. You will continue to enjoy the same shareholder privileges, with some modifications to certain of the privileges, as described in the enclosed Prospectus for the Successor Fund. As part of a large mutual fund complex, the Successor Fund offers its shareholders additional shareholder privileges. The Successor Fund offers Dreyfus TeleTransfer Privilege, Dreyfus-Automatic Asset Builder(R), Dreyfus Payroll Savings Plan, Dreyfus Government Direct Deposit Privilege, Dreyfus Dividend Options, Dreyfus Auto-Exchange Privilege and Dreyfus Automatic Withdrawal Plan. You also may purchase and sell shares of the Successor Fund online through the Dreyfus.com website.

WHO WILL PAY THE EXPENSES OF THE PROPOSED REORGANIZATION?

Wisconsin Capital and Dreyfus, and not the Fund or the Successor Fund, will pay the expenses directly related to the proposed reorganization.

HOW DOES THE BOARD OF DIRECTORS OF THE COMPANY RECOMMEND I VOTE?

The Board of Directors of the Company, including all of the Directors who are not "interested persons" of the Company or Wisconsin Capital, has determined that reorganizing the Fund into a newly-formed investment company with the same investment objective and substantially similar investment policies as the Fund, that is part of the Dreyfus Family of Funds and is sub-advised by Wisconsin Capital offers potential benefits to shareholders of the Fund. These potential benefits include:

•	Continuity of portfolio management, because Wisconsin Capital will be the sub-adviser to the Successor Fund;

•	Dreyfus' experience and resources in managing mutual funds;

•	A greater potential to attract additional assets, which, in the long-term, may reduce per share operating expenses; and

•	Dreyfus' commitment to limit the total annual operating expenses of the Successor Fund's Class J shares for two years after the proposed reorganization.

The Board of Directors believes the proposed reorganization is in the best interests of the Fund and its shareholders. Therefore, the Directors recommend that you vote FOR the reorganization.

HOW CAN I VOTE MY SHARES?

You can vote in any one of the following ways:

• • •	By mail, with the enclosed proxy card and postage-paid envelope;
By telephone, with a toll-free call to the number listed on your proxy card;
Through the Internet, at the website address listed on your proxy card; or
In person at the meeting.

We encourage you to vote through the Internet or by telephone using the number that appears on your proxy card. Whichever voting method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.

Please note: if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. Thank you in advance for your vote.

THOMPSON PLUMB FUNDS, INC.

THOMPSON PLUMB SELECT FUND

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders:

           A Special Meeting of Shareholders of the Thompson Plumb Select Fund (the "Fund"), a series of Thompson Plumb Funds, Inc., will be held at the offices of Wisconsin Capital Management, Inc., 1200 John Q. Hammons Drive, Madison, Wisconsin, on Wednesday, January 26, 2005, at 10:00 a.m. CST, for the following purposes:

1.	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Dreyfus Premier Select Fund (the "Successor Fund"), in exchange for the Successor Fund's Class J shares having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Successor Fund of the Fund's stated liabilities (the "Reorganization"). Class J shares of the Successor Fund received in the Reorganization will be distributed by the Fund to its shareholders in liquidation of the Fund, after which the Fund will cease operations; and

2.	To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

           Shareholders of record at the close of business on November 1, 2004 will be entitled to receive notice of and to vote at the meeting.

By Order of the Board of Directors Thomas G. Plumb President and Treasurer

Madison, Wisconsin
November __, 2004

WE NEED YOUR PROXY VOTE

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF FUND SHARES ELIGIBLE TO VOTE IS REPRESENTED. IN THAT EVENT, THE FUND WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE THE FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD OR OTHERWISE VOTE PROMPTLY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

Transfer Of The Assets Of

THOMPSON PLUMB SELECT FUND
(A Series of Thompson Plumb Funds, Inc.)

To And In Exchange For Class J Shares Of

DREYFUS PREMIER SELECT FUND
(A Series of Dreyfus Premier Manager Funds II)

PROSPECTUS/PROXY STATEMENT
November __, 2004

Special Meeting of Shareholders
To Be Held on Wednesday, January 26, 2005

           This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Directors of Thompson Plumb Funds, Inc. (the "Company") on behalf of Thompson Plumb Select Fund (the "Fund") to be used at the Special Meeting of Shareholders (the "Meeting") of the Fund to be held on Wednesday, January 26, 2005, at 10:00 a.m. CST, at the offices of Wisconsin Capital Management, Inc. ("Wisconsin Capital"), 1200 John Q. Hammons Drive, Madison, Wisconsin 53717, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Shareholders of record at the close of business on November 1, 2004 are entitled to receive notice of and to vote at the Meeting.

           It is proposed that the Fund transfer all of its assets to Dreyfus Premier Select Fund (the "Successor Fund"), in exchange for the Successor Fund's Class J shares and the assumption by the Successor Fund of the Fund's stated liabilities, all as more fully described in this Prospectus/Proxy Statement (the "Reorganization"). Upon consummation of the Reorganization, the Successor Fund shares received by the Fund will be distributed to Fund shareholders, with each shareholder receiving a pro rata distribution of Successor Fund shares (or fractions thereof) for Fund shares held prior to the Reorganization. Thus, it is contemplated that each shareholder will receive for his or her Fund shares a number of Class J shares (or fractions thereof) of the Successor Fund equal in value to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization. At the close of the Reorganization, you will hold the same number of shares of the Successor Fund as you held in the Fund immediately before the Reorganization and the aggregate net asset value of such shares will be the same as the net asset value of your shares of the Fund as of the Reorganization date.

           This Prospectus/Proxy Statement, which should be retained for future reference, concisely sets forth information about the Successor Fund that Fund shareholders should know before voting on the proposal or investing in the Successor Fund.

           A Statement of Additional Information ("SAI") dated November __, 2004, relating to this Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference in its entirety. The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated in this Prospectus/Proxy Statement by reference, and other information regarding the Successor Fund and the Fund. A copy of the SAI is available without charge by calling 1-800-554-4611, or writing to the Successor Fund at its principal executive offices located at 200 Park Avenue, New York, New York 10166.

Shares of the Successor Fund and the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investing in the Successor Fund, as in the Fund, involves certain risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved the Successor Fund's shares or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

           The Fund and the Successor Fund are open-end management investment companies. The Successor Fund has not yet commenced investment operations and was established solely for the purpose of effecting the Reorganization. It has the same investment objective (i.e., to seek a high level of long-term capital appreciation) and substantially similar investment policies and restrictions as the Fund. Wisconsin Capital, the Fund's investment adviser, has been engaged by The Dreyfus Corporation ("Dreyfus"), the Successor Fund's manager, to be the Successor Fund's sub-adviser. Wisconsin Capital will provide day-to-day management of the Successor Fund's investments pursuant to substantially the same investment approach that it currently uses for the Fund and employing the same portfolio managers. If the Reorganization is approved by shareholders of the Fund, the Successor Fund will carry on the business of the Fund and will inherit the Fund's performance and financial records following consummation of the Reorganization. A comparison of the Fund and the Successor Fund is set forth in this Prospectus/Proxy Statement.

           The Successor Fund's Prospectus dated October 13, 2004 accompanies this Prospectus/Proxy Statement, and is incorporated into this Prospectus/Proxy Statement by reference. In addition, the Fund's Prospectus dated April 1, 2004, as supplemented, is incorporated into this Prospectus/Proxy Statement by reference. For a free copy of the Fund's most-recent Prospectus, its Annual Report for the fiscal year ended November 30, 2003 and its Semi-Annual Report for the six-month period ended May 31, 2004, please write to the Fund at its principal executive offices located at 1200 John Q. Hammons Drive, Madison, Wisconsin 53717, or call 1-800-999-0887.

           Shareholders are entitled to one vote for each Fund share held and fractional votes for each fractional Fund share held. Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. If the enclosed proxy card is executed and returned, it nevertheless may be revoked by giving another proxy before the Meeting. Also, any shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. If you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. As of September 30, 2004, there were 2,534,729 Fund shares issued and outstanding.

           Proxy materials will be mailed to shareholders of record on or about November 8, 2004.

TABLE OF CONTENTS

Summary

Reasons for the Reorganization

Information about the Reorganization

Additional Information about the Successor Fund and the Fund

Voting Information

Financial Statements and Experts

Other Matters

Notice To Banks, Broker/Dealers and Voting Trustees and Their Nominees

Exhibit A: Agreement and Plan of Reorganization

Exhibit B: Description of Board Members for the Successor Fund	A-1 B-1

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION PROVIDING
FOR THE TRANSFER OF ALL OF THE ASSETS OF THE FUND TO THE
SUCCESSOR FUND

SUMMARY

           This Summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Successor Fund's Prospectus, the Fund's Prospectus and the Agreement and Plan of Reorganization attached to this Prospectus/Proxy Statement as Exhibit A.

           Proposed Transaction. The Company's Board, including the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund or Successor Fund ("Independent Directors"), has unanimously approved an Agreement and Plan of Reorganization (the "Plan") for the Fund. The Plan provides that, subject to the requisite approval of the Fund's shareholders, on the date of the Reorganization the Fund will assign, transfer and convey to the Successor Fund all of the assets of the Fund, including all securities and cash, in exchange for Class J shares of the Successor Fund having an aggregate net asset value equal to the value of the Fund's net assets, and the Successor Fund will assume the Fund's stated liabilities. The Fund will distribute all Successor Fund shares received by it among its shareholders so that each Fund shareholder will receive a pro rata distribution of Successor Fund Class J shares (or fractions thereof) having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization. Thereafter, the Fund will be terminated as a series of the Company and cease operations.

           As a result of the Reorganization, each Fund shareholder will cease to be a shareholder of the Fund and will become a shareholder of the Successor Fund as of the close of business on the date of the Reorganization. No sales charge or contingent deferred sales charge will be imposed at the time of the Reorganization, nor will any shareholder be subject to a sales charge on any additional investments made in Class J shares of the Successor Fund for as long as the shareholder's account is open.

           The Company's Board has unanimously concluded that the Reorganization is in the best interests of the Fund and its shareholders and the interests of the Fund's existing shareholders will not be diluted as a result of the transactions contemplated thereby. See "Reasons for the Reorganization."

           Tax Consequences. As a condition to the closing of the Reorganization, the Fund and the Successor Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund's shareholders or the Successor Fund as a result of the Reorganization. See "Information about the Reorganization—Federal Income Tax Consequences."

           Comparison of the Fund and the Successor Fund. The following discussion is primarily a summary of certain parts of the Fund's Prospectus and the Successor Fund's Prospectus. Information contained in this Prospectus/Proxy Statement is qualified by the more complete information set forth in such Prospectuses, which are incorporated herein by reference.

           Goal/Approach. The Fund and the Successor Fund have identical investment objectives and substantially similar investment approaches. The Fund and the Successor Fund each seek a high level of long-term capital appreciation. This investment objective is a fundamental policy of the Successor Fund, which cannot be changed without the approval of a majority of the Successor Fund's outstanding voting shares. The Fund's investment objective may be changed by the Company's Board without shareholder approval.

           Under normal circumstances, the Successor Fund, like the Fund, will invest in a select portfolio of companies that the portfolio managers believe are undervalued and have the potential for growth. As is the case with the Fund, the Successor Fund will invest primarily in common stocks and, under normal circumstances, will maintain positions in approximately 20 to 40 companies.

           In selecting investments for the Successor Fund, the portfolio managers, as they do for the Fund, will analyze both the quality of the company and its business and the company's market valuation relative to its intrinsic business value. The Successor Fund, like the Fund, typically will invest in average or higher quality companies when their shares are trading at significant discounts to the portfolio managers' estimates of intrinsic values.

           In choosing stocks for the Successor Fund, the portfolio managers, as they do for the Fund, will look for companies that possess most of the following characteristics:

• • • • • • •	Good growth prospects
Leading market positions
Consistent operating history
Capable management
High barriers to market entry and other competitive or technological advantages
Attractive returns on equity and assets
Relatively low debt burdens

           The portfolio managers estimate a company's intrinsic value through the use of proprietary models based on discounted free cash flow methodologies and "cross-checked" with historical absolute and relative valuation measures.

           Like the Fund, the Successor Fund generally will invest in larger companies, but may invest in companies of any market capitalization range and may occasionally emphasize companies in certain size ranges that are then generally regarded as undervalued. Some of the stocks in which the funds invest may be those of smaller companies whose market capitalizations are less than $1 billion.

           The Successor Fund's stock investments, as is the case with the Fund, may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings (IPOs). The Successor Fund, like the Fund, also may invest in other securities, including fixed-income securities such as bonds and short-term debt instruments (up to 5% of the respective fund's total assets may be invested in fixed-income securities rated below investment grade (i.e., below Baa/BBB)). The Successor Fund, like the Fund, may hold a significant portion of its assets in cash, fixed-income securities and short-term instruments when the portfolio managers believe stocks of companies that meet the fund's criteria are in short supply or when the portfolio managers are otherwise unable to locate an adequate number of such stocks. The Successor Fund, like the Fund, will generally reduce its holdings of cash and such other securities as more attractive equity investments become available.

           The Successor Fund, like the Fund, typically will sell securities in companies when their market valuations rise significantly above the portfolio managers' estimates of intrinsic business values, long-term economic fundamentals significantly deteriorate, or better opportunities are presented in the marketplace.

           Each fund may lend its portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Loans of portfolio securities may not exceed 33-1/3% of the value of the fund's total assets. The Fund has not engaged in securities lending, but the Successor Fund may do so in the future.

           The Successor Fund, like the Fund, is a "non-diversified" fund, which means that the percentage of the Successor Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A "diversified" fund is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of a single issuer.

           The Successor Fund is a separate series of Dreyfus Premier Manager Funds II (the "Trust"), which is an unincorporated business trust organized under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Company, which is a corporation organized under the laws of the State of Wisconsin. See "Certain Organizational Differences Between the Successor Fund and the Fund" below.

           Main Risks. Because each fund has the same investment objective and substantially similar investment policies and restrictions, the principal risks associated with an investment in the Fund and the Successor Fund are substantially similar, although they may be described differently in the relevant Prospectus. These risks, as described in the Successor Fund's Prospectus, are discussed below. As a result, the value of your investment in the Successor Fund, as in the Fund, will fluctuate, sometimes dramatically, which means you could lose money.

•	Selection risk. The particular securities that are selected for the Successor Fund or the Fund may not perform as well as the fund's portfolio managers expected when the fund bought them, and the fund may underperform the securities markets generally and other funds with similar objectives.

•	Issuer risk. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

•	Market risk. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•	Non-diversification risk. The Successor Fund, like the Fund, is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

•	Value stock risk. Value stocks involve the risk that they may never reach what the portfolio managers believe is their full market value, either because the market fails to recognize the stock's intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Successor Fund's, like the Fund's, performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

•	Market sector risk. The Successor Fund, like the Fund, may overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

•	Smaller company risk. Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the Successor Fund's, like the Fund's, investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.

•	IPO risk. The Successor Fund, like the Fund, may purchase securities of companies in IPOs. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.

           To the extent the Successor Fund or the Fund invests in fixed-income securities, such investments will be subject primarily to interest rate and credit risks. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, to the extent the fund invests in bonds, the fund's share price. The longer the effective maturity and duration of these investments, the more likely the fund's share price will react to interest rates. Credit risk is the risk that the issuer of the security will fail to make timely interest or principal payments, and includes the possibility that any of the fund's fixed-income investments will have its credit rating downgraded. The Successor Fund, like the Fund, may hold a significant portion of its assets in cash, fixed-income securities and short-term instruments until more attractive equity investments become available. A fund's holdings of cash and such securities will make it more difficult for the fund to achieve its objective and limit its ability to participate in market advances.

           Although the Successor Fund, like the Fund, will invest principally in the securities of U.S. issuers, it may invest in foreign securities. To the extent the Successor Fund or the Fund invests in foreign securities, such investments will be subject to special risks including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

           Under adverse market conditions, the Successor Fund and the Fund each could invest some or all of its respective assets in U.S. Treasury securities and money market securities or hold cash. Although the Successor Fund or the Fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

           Each fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

           The Fund and the Successor Fund may lend their respective portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

           Management Fee. The Fund and the Successor Fund have similar management fee structures. Pursuant to an Advisory Agreement with Wisconsin Capital, the Fund has agreed to pay Wisconsin Capital a fee for investment advisory services at the following annual rate: 1.00% of the first $50 million of the Fund's average daily net assets, and 0.90% of such assets in excess of $50 million. The Fund also pays TIM Holdings, Inc. for services pursuant to an Administrative and Accounting Services Agreement (prior to January 2004, the Fund paid Wisconsin Capital for these services). For such administrative and accounting services, the Fund pays TIM Holdings, Inc. a fee at the following annual rate: 0.15% of the first $30 million of the Fund's average daily net assets, 0.10% of the next $70 million of the Fund's average daily net assets, and 0.025% of such assets in excess of $100 million, subject to a minimum fee of $30,000 per year. Pursuant to the Management Agreement with Dreyfus, the Successor Fund has agreed to pay Dreyfus a management fee at the annual rate of 0.80% of the value of the Successor Fund's average daily net assets. The services covered in the Fund's Advisory Agreement with Wisconsin Capital and the Administrative and Accounting Services Agreement with TIM Holdings, Inc., for which the Fund pays an aggregate fee at an annual rate of up to 1.15% of the value of the Fund's average daily net assets, are included in the management fee payable by the Successor Fund to Dreyfus. Thus, as a result of the Reorganization, the management fee payable to Dreyfus by the Successor Fund will be less than the aggregate annual rate of fees payable by the Fund to Wisconsin Capital and TIM Holdings, Inc. for the provision of investment advisory, administrative and accounting services. In addition, Dreyfus has agreed to pay Wisconsin Capital for sub-advisory services to the Successor Fund from the management fee Dreyfus receives from the Successor Fund.

           Expenses. The fees and expenses set forth below are as of November 30, 2003, the Fund's most recent fiscal year end. The "Pro Forma After Reorganization" operating expenses information is based on the net assets and fund accruals of the Fund and the Successor Fund, as adjusted showing the effect of the Reorganization had it occurred on such date. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices.

           Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the Successor Fund's Class J shares for the two-year period after the Reorganization of the Fund, so that the total annual operating expenses of the Successor Fund's Class J shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.30%.

Annual Fund Operating Expenses
(expenses paid from fund assets) as a
percentage of average daily net assets:

                                                                            Pro Forma After
                                                                             Reorganization
                                                         Successor Fund      Successor Fund
                                      Fund                  Class J            Class J
                                      ----               --------------    ----------------
Management fees                        1.00%                 .80%*              .80%*
Other expenses                          .70%                 .40%+              .40%+
--------------                       ----------           ----------         ------------
Total                                  1.70%                1.20%              1.20%##
  Fee waiver and/or expense            (.40)%#               N/A                N/A
  reimbursement
  Net operating expenses               1.30%                1.20%              1.20%##

_____________

*	Management fees for the Successor Fund, in addition to investment advisory and administrative services, cover internal accounting services, which are included for the Fund under "Other expenses." See "Management Fee" above.

+	The amounts listed for "Other expenses" of the Successor Fund's Class J shares are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than the amounts listed in the table.
#	Wisconsin Capital has contractually agreed to waive receipt of its fees and/or reimburse expenses incurred by the Fund from April 1, 2004 through March 31, 2005, so that the annual operating expenses of the Fund do not exceed 1.30%
##	Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the Successor Fund's Class J shares for the two-year period following the Reorganization so that the annual operating expenses of the Successor Fund's Class J shares do not exceed 1.30%.

Expense example

           This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The one-year example and the first year of the three-, five- and ten-years examples for the Fund are based on net operating expenses, which reflect the expense waiver/reimbursement by Wisconsin Capital. The figures for the Successor Fund Class J shares pro forma after the Reorganization would be the same as those shown for the Successor Fund Class J shares. The figures shown would be the same whether you sold your shares at the end of the period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Fund Shares	Successor Fund--Class J Shares

1 Year 3 Years 5 Years 10 Years	$ 132 $ 497 $ 885 $ 1,975	$ 122 $ 381 $ 660 $1,455

           Past Performance. Performance information for the Successor Fund is not presented because the fund has not yet commenced operations. As accounting successor to the Fund, the Successor Fund will assume the Fund's historical performance after the Reorganization. The bar chart and table below illustrate the risks of investing in the Successor Fund and Fund. The bar chart shows the changes in the performance of the Fund's shares from year to year. The table compares the average annual total returns of the Fund's shares to those of the S&P 500® Index, a broad-based, unmanaged total return performance benchmark of domestically traded common stocks. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

           After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Thompson Plumb Select Fund
Year-by-Year Total Returns as of 12/31 Each Year

-19.41	+37.32%

'94	'95	'96	'97	'98	'99	'00	'01	'02	'03

Best Quarter: Worst Quarter:	Q2 '03 Q2 '02	+32.83% -20.04%

The Fund's year-to-date total return as of 9/30/04 was ___%.

Thompson Plumb Select Fund
Average Annual Total Returns as of 12/31/03

                                              Since inception
                                  1 Year         (12/3/01)
----------------------------- --------------- -----------------
Returns Before Taxes              37.32%           6.90%
                              --------------- -----------------
Returns After Taxes on
Distributions                     37.19%           6.72%
                              --------------- -----------------
Returns After Taxes on
Distributions and Sale of
Fund Shares                       24.42%           5.81%
                              --------------- -----------------
S&P 500®Index
reflects no deduction for
fees, expenses or taxes           28.69%           0.54%
                              --------------- -----------------

           Investment Adviser. The investment adviser for the Successor Fund is Dreyfus, located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus managed approximately $158 billion in approximately 200 mutual fund portfolios as of August 31, 2004. Dreyfus is the primary mutual fund business of Mellon Financial Corporation ("Mellon Financial"), a global financial services company with approximately $3.6 trillion of assets under management, administration or custody, including approximately $675 billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

           Sub-Adviser. Dreyfus has engaged Wisconsin Capital, located at 1200 John Q. Hammons Drive, Madison, Wisconsin 53717, to provide day-to-day management of the Successor Fund's investments. Since 1984, Wisconsin Capital has provided investment advice to individuals and institutional clients with substantial investment portfolios.

           As of August 31, 2004, Wisconsin Capital had approximately $____ billion in assets under management. As compensation for Wisconsin Capital's services to the Successor Fund, Dreyfus has agreed to pay Wisconsin Capital a monthly fee in the amount of 100% of the net management fee (i.e., the total management fee, less any amounts waived or reimbursed by Dreyfus and less 0.15%) paid by the Successor Fund to Dreyfus for such month on the Successor Fund's assets attributable to accounts of shareholders who have an adviser-client relationship with Wisconsin Capital (including the accounts of all shareholders of the Fund as of the Reorganization date who continue as shareholders of the Successor Fund following the Reorganization), plus, with respect to all other assets of the Successor Fund, a monthly fee at the annual rate of 50% of the net management fee (i.e., the total management fee, less any amounts waived or reimbursed by Dreyfus and less 0.15%) paid by the Successor Fund to Dreyfus.

           Portfolio Managers. Clint A. Oppermann will serve as primary portfolio manager for the Successor Fund. He has managed the Fund since its inception in December 2001. Mr. Oppermann has been vice president and director of research of Wisconsin Capital since November 2001. Since August 1999, Mr. Oppermann has been a portfolio manager for Wisconsin Capital. Thomas G. Plumb, David B. Duchow, and Timothy R. O'Brien will serve as associate portfolio managers for the Successor Fund and assist Mr. Oppermann with investment research and analysis. Since the end of December 2003, Mr. Plumb has been president and sole owner of Wisconsin Capital; prior thereto, he had been vice president of Wisconsin Capital since co-founding it in June 1984. Messrs. Duchow and O'Brien have each been a portfolio manager and investment analyst for Wisconsin Capital since 1992 and 1997, respectively.

           Board Members. The Board members for the Fund and the Successor Fund are different. None of the Board members for the Successor Fund is an "interested person" (as defined in the 1940 Act) of the Successor Fund or Fund (hereinafter referred to as "Independent Trustees"). The Board for the Successor Fund has standing audit, nominating and compensation committees. The function of the audit committee is (i) to oversee the accounting and financial reporting processes and the audits of the Successor Fund's financial statements and (ii) to assist in the Board's oversight of the integrity of the Successor Fund's financial statements, the Successor Fund's compliance with legal and regulatory requirements and the independent auditors' qualifications, independence and performance. The Trust's nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Successor Fund and its shareholders. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Trust also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Successor Fund's investments. For a description of the Board members for the Successor Fund, see Exhibit B.

           Independent Registered Public Accounting Firm. The Successor Fund has selected PricewaterhouseCoopers LLP as its independent registered public accounting firm. PricewaterhouseCoopers LLP is also the Fund's independent registered public accounting firm.

           Capitalization. The Fund has not classified its shares into a designated class. The Successor Fund has classified its shares into six classes--Class A, Class B, Class C, Class R, Class T and Class J--which have not yet been offered to the public. The Fund's shares will be exchanged only for the Successor Fund's Class J shares. The following table sets forth as of September 30, 2004 (1) the capitalization of the Fund's shares, (2) the capitalization of the Successor Fund's Class J shares and (3) the pro forma capitalization of the Successor Fund's Class J shares, as adjusted showing the effect of the Reorganization had it occurred on such date.

                                                                                Pro Forma After
                                                                                Reorganization
                                                           Successor Fund       Successor Fund
                                          Fund                Class J              Class J
                                       --------------     -----------------   ------------------

  Total net assets                      $28,048,925             $0               $28,048,925
  Net asset value                       $11.07                  N/A              $11.07
    per share
  Shares outstanding                      2,534,729            None                2,534,729

           Purchase Procedures. Although the methods available to purchase shares of the Fund and the Successor Fund and the automatic investment services they offer are substantially similar, the procedures are different. See "Account Policies – Buying Shares," "Services for Fund Investors" and "Instructions for Regular Accounts" in the Successor Fund's Prospectus and "How to Buy Shares" and "Shareholder Services" in the Successor Fund's Statement of Additional Information for a discussion of purchase procedures for shares of the Successor Fund.

           Redemption Procedures. Although the methods available to sell (redeem) shares of the Fund and the Successor Fund are substantially similar, the procedures are different. In addition, the Fund charges accounts with a balance of less than $2,000 a $15 transaction fee for wiring redemption proceeds; the Successor Fund currently does not charge such transaction fees. See "Account Policies—Selling Shares" and "Instructions for Regular Accounts" in the Successor Fund's Prospectus and "How to Redeem Shares" in the Successor Fund's Statement of Additional Information for a discussion of redemption procedures for shares of the Successor Fund.

           Distributions. The dividend and distributions policies of the Fund and the Successor Fund are identical. Although it may do so more frequently, the Successor Fund, like the Fund, anticipates paying its shareholders any dividends or distributions once a year; the Successor Fund intends to pay any such dividends or distributions in December of each year.

           Shareholder Services. The shareholder services offered by the Fund and the Successor Fund are substantially similar, with additional services available in the Successor Fund. The privileges you currently have with respect to your Fund account will transfer automatically to your account with the Successor Fund. In addition, Class J shares of the Successor Fund may be exchanged, without a sales charge, for Class J shares of Dreyfus Premier Balanced Opportunity Fund and, assuming consummation of the reorganization of Thompson Plumb Blue Chip Fund, Dreyfus Premier Blue Chip Fund, each a series of the Trust sub-advised by Wisconsin Capital. See "Services for Fund Investors" in the Successor Fund's Prospectus and "Shareholder Services" in the Successor Fund's Statement of Additional Information for a further discussion of the shareholder services offered by the Successor Fund.

           Certain Organizational Differences Between the Successor Fund and the Fund. The Fund is a separate series of the Company, which is a Wisconsin corporation, and the rights of its shareholders are governed by the Company's Articles of Incorporation and By-Laws and applicable Wisconsin law. The Successor Fund is a separate series of the Trust, which is a Massachusetts business trust, and the rights of its shareholders are governed by the Trust's Agreement and Declaration of Trust (the "Trust Agreement") and By-Laws and applicable Massachusetts law. The Company has four separate series, each series consisting of one class of shares. The Trust has three series, two of which have six classes of shares and one series that has seven classes of shares. Certain relevant differences between the two forms of organization are summarized below.

           Shareholder Meetings and Voting Rights. Generally, neither the Successor Fund nor the Fund is required to hold annual meetings of its shareholders. The relevant Board is required to call a special meeting of shareholders for the purpose of removing a Board member when requested in writing to do so by the holders of at least 10% of its outstanding shares entitled to vote. Shareholders of the Fund and the other series of the Company collectively may remove a Director with or without cause only if the number of votes cast to remove that director exceeds the number of votes cast not to remove, with the shares of the Fund and the other series of the Company acting as a single class. A Director of the Company may be removed by the shareholders only at a meeting called for that purpose. Shareholders of the Trust may remove a Board member by the affirmative vote of two-thirds of the Trust's outstanding voting shares. Moreover, a meeting of shareholders of the Company will be called for the purpose of electing Directors if less than two-thirds of the Directors then in office have been elected by shareholders. Such a meeting of shareholders of the Trust will be called if at any time less than a majority of the Trustees then holding office have been elected by shareholders.

           Shares of the Fund and Successor Fund are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Generally, on matters submitted to a vote of shareholders, all shares of the Fund and Successor Fund then entitled to vote will be voted in the aggregate as a single class. The Trust's Trust Agreement provides that 30% of the shares entitled to vote shall constitute a quorum for the transaction of business at a shareholders' meeting. A majority of the shares entitled to vote constitutes a quorum for the transaction of business at a meeting of stockholders of the Fund. Matters requiring a larger vote by law or under the organizational documents for the Successor Fund or Fund are not affected by such quorum requirements.

           Shareholder Liability. Under Wisconsin law, Fund stockholders generally have no personal liability as such for the Fund's acts or obligations, except that they are personally liable up to an amount equal to the par value of their shares for all debts owing to employees for services performed for the Company, but not exceeding six months' service in any one case.

           Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Successor Fund and requires that notice of such disclaimer be given in every note, bond, contract or other undertaking issued or entered into by or on behalf of the Successor Fund, or the Trust's Trustees. The Trust Agreement provides for indemnification out of the Successor Fund's property of all losses and expenses of any shareholder held personally liable for the obligations of the Successor Fund solely by reason of being or having been a Successor Fund shareholder and not because of such shareholder's acts or omissions or some other reason. Thus, the Successor Fund considers the risk of a Successor Fund shareholder incurring financial loss on account of shareholder liability to be remote because it is limited to circumstances in which a disclaimer is inoperative or the Successor Fund itself would be unable to meet its obligations. The Trust Agreement also provides that the Successor Fund, upon request, will assume the defense of any claim made against any shareholder for any act or obligation of the Successor Fund and satisfy any judgment thereon.

           Liability and Indemnification of Board Members. Under Wisconsin law, the Company's Articles of Incorporation and By-Laws, and subject to the 1940 Act, a Director of the Company is not liable to the Fund or its stockholders for monetary damages except to the extent he or she (a) willfully failed to deal fairly with the Company or its stockholders in connection with a matter in which the Director has a material conflict of interest; (b) violated criminal law unless the Director has reasonable cause to believe that his or her conduct was lawful or no reasonable cause to believe that his or her conduct was unlawful; (c) derives an improper personal profit; or (d) engaged in willful misconduct. In addition, a Director is entitled to indemnification against judgments, penalties, fines, settlements and reasonable expenses unless he or she engaged in the type of conduct described above. A Director is entitled to advances of expenses in the course of litigation if the disinterested non-party Directors or independent legal counsel determine there is a reason to believe the Director ultimately will be found to be entitled to indemnification and upon receipt of an undertaking by the Director to repay such amounts unless it shall be ultimately determined that he or she is entitled to indemnification. Officers, employees and agents may be indemnified to the same extent as Directors and to such further extent as is consistent with law.

           Under Massachusetts law, the Trust's Trust Agreement and By-Laws, and subject to the 1940 Act, a Trustee is entitled to indemnification against all liability and expenses reasonably incurred by such Trustee in connection with the defense or disposition of any threatened or actual proceeding by reason of his or her being or having been a Trustee, unless such Trustee is adjudicated to have acted with bad faith, willful misfeasance, gross negligence or in reckless disregard of his or her duties. A Trustee is entitled to advances of expenses in the course of litigation if (i) such Trustee undertakes to repay such sums if indemnification ultimately is denied and (ii) any of the following has occurred: (x) the Trustee provides acceptable security, (y) the Fund is insured against losses arising from the advances, or (z) the disinterested non-party Trustees or independent legal counsel determine there is a reason to believe the Trustee ultimately will be found to be entitled to indemnification. Officers, employees and agents of the Trust may be indemnified to the same extent as Trustees.

           Under the 1940 Act, a director or trustee may not be protected against liability to a fund and its security holders to which he or she would otherwise be subject as a result of his or her willful misfeasance, bad faith or gross negligence in the performance of his or her duties, or by reason of reckless disregard of his or her obligations and duties.

* * * * * * * * *

           The foregoing is only a summary of certain differences between the Fund, the Company's Articles of Incorporation and By-Laws and Wisconsin law, and the Successor Fund, the Trust's Trust Agreement and By-Laws and Massachusetts law. It is not a complete description of the differences, but only of material differences. Shareholders desiring copies of the Company's Articles of Incorporation and By-Laws or the Trust's Trust Agreement and By-Laws should write to the relevant fund.

REASONS FOR THE REORGANIZATION

           The Board of Directors of the Company and the Board of Trustees of the Trust have concluded that the Reorganization is in the best interests of the Fund and its shareholders and the Successor Fund, respectively. Wisconsin Capital believes, and the Company's Board concurs, that the Reorganization will be advantageous to the shareholders of the Fund for several reasons.

           First, Dreyfus and its affiliates have greater potential for increasing the size of the Successor Fund because of Dreyfus' experience in the distribution of mutual funds through a broader range of distribution channels than currently available to the Fund. Over the long-term, if this potential for a larger asset base is realized, it should reduce the Successor Fund's per share operating expenses, although this cannot be guaranteed.

           Second, Fund shareholders would enjoy continuity of portfolio management. Dreyfus will engage Wisconsin Capital to act as sub-adviser to the Successor Fund, and the portfolio management team of the Fund will be the same portfolio management team for the Successor Fund. Dreyfus will oversee Wisconsin Capital in accordance with the terms of their sub-advisory agreement. The Successor Fund has the same investment objective and substantially similar investment policies and limitations as the Fund.

           Third, while Wisconsin Capital will provide day-to-day management of the Successor Fund's investments, Dreyfus will be responsible for the overall management of the Successor Fund's operations. Shareholders should benefit from Dreyfus' experience and resources in managing investment companies. Founded in 1947, Dreyfus managed approximately 200 investment company portfolios with approximately $158 billion in assets as of August 31, 2004.

           Fourth, for at least the next two years, the total annual operating expenses of the Successor Fund's Class J shares (as a percentage of average daily net assets) will not be higher than, and may be less than, the Fund's total annual operating expenses (after fee waivers and expense reimbursements) set forth in the Fund's current prospectus because of Dreyfus' commitment to cap the annual operating expenses (at 1.30% of average daily net assets) of the Successor Fund's Class J shares during that period. In addition, the total management fee payable by the Successor Fund to Dreyfus for investment advisory, administrative and accounting services provided to the Successor Fund is 0.35% less than the combined fees (1.15%) currently payable by the Fund for such services.

           Fifth, the Successor Fund will offer its Class J shareholders substantially similar privileges as those currently offered by the Fund to its shareholders, including the ability to exchange Class J shares, without a sales charge, for Class J shares of certain other Dreyfus funds sub-advised by Wisconsin Capital.

           Sixth, the transaction will be tax free to the shareholders of the Fund.

           The Board of Trustees of the Trust considered that the Reorganization presents an opportunity for the Successor Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to the Successor Fund.

           The Boards of the Company and of the Trust also considered that Dreyfus and Wisconsin Capital, as well as Dreyfus Service Corporation (the Successor Fund's principal distributor), will benefit from the Reorganization. Because the Successor Fund will be the accounting survivor to the Fund and will assume the Fund's performance record, Dreyfus expects to be able to increase the Successor Fund's assets at a faster rate than would otherwise be possible if it began offering a fund with similar objectives and no historical performance record. Future growth of assets benefits Dreyfus because it can be expected to increase the total amount of fees payable to Dreyfus and reduce the amount of fees and expenses, if any, required to be waived or reimbursed to maintain total annual operating expenses at agreed upon levels. As sub-adviser to the Successor Fund, Wisconsin Capital similarly would benefit from increases in the amount of fees resulting from increased Successor Fund assets.

           The Boards of the Company and of the Trust considered the terms of a strategic arrangement between Dreyfus and Wisconsin Capital with respect to the Fund, including the fees payable by Dreyfus to Wisconsin Capital pursuant to the sub-advisory agreement (described below) under which Wisconsin Capital would serve as sub-adviser to the Successor Fund. Pursuant to the arrangement, Wisconsin Capital would continue to manage the assets while Dreyfus would be responsible for the overall management of the Successor Fund. As part of the strategic arrangement, Wisconsin Capital also may receive other economic benefits from Dreyfus if the Reorganization is completed. These include payments in connection with termination of the sub-advisory agreement. In addition, Wisconsin Capital has agreed to certain non-compete and non-solicitation covenants, as well as rights of first refusal in favor of Dreyfus with respect to the distribution and marketing of certain new products to which Wisconsin Capital or members of the portfolio management team for the Successor Fund may be associated.

           Under the sub-advisory agreement, Wisconsin Capital will receive the following sub-advisory fees from Dreyfus (and not the Fund or the Successor Fund) for its investment advisory services to the Successor Fund: (1) all of the net management fees (i.e., the total management fee, less any amounts waived or reimbursed by Dreyfus and less 0.15%) Dreyfus receives from the Successor Fund based on the assets of the Successor Fund attributable to accounts of shareholders who have an adviser-client relationship with Wisconsin Capital; plus (2) with respect to all of the Successor Fund's other assets, a monthly fee at the annual rate of 50% of the net management fee (i.e., the total management fee, less any amounts waived or reimbursed by Dreyfus and less 0.15%) paid by the Successor Fund to Dreyfus.

           In addition, the Boards of the Company and of the Trust considered Dreyfus' agreement to cap total annual operating expenses of the Successor Fund's Class J shares for the two-year period following the Reorganization. The Boards also considered the fact that the Trust's Board will consist entirely of Trustees who are not interested persons of the Company, Wisconsin Capital, the Trust or Dreyfus, within the meaning of the 1940 Act. The Boards specifically considered the potential economic benefits that Wisconsin Capital could derive from its strategic arrangement with Dreyfus and concluded that such benefits do not impose an unfair burden on the Fund or its shareholders or the Successor Fund.

           In determining whether to recommend approval of the Reorganization, each Board also considered (1) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests; (2) the compatibility of the Fund's and Successor Fund's investment management policies and investment restrictions, as well as shareholder services offered by the Fund to its shareholders and by the Successor Fund to holders of its Class J shares; (3) the expense ratio and information regarding the fees and expenses of the Fund and the estimated expense ratio and information regarding the fees and expenses of Class J shares of the Successor Fund; (4) the tax consequences of the Reorganization; and (5) that the costs to be incurred by the Fund and the Successor Fund in connection with the Reorganization would be borne by Wisconsin Capital and Dreyfus, and not the Fund or the Successor Fund.

           For the reasons described above, the Board of Directors of the Company, including the Independent Directors, unanimously approved the Reorganization. Similarly, the Board of Trustees of the Trust, including the Independent Trustees, unanimously approved the Reorganization.

INFORMATION ABOUT THE REORGANIZATION

           Plan of Reorganization. The following summary of the Plan is qualified in its entirety by reference to the form of Plan attached to this Prospectus/Proxy Statement as Exhibit A. The Plan provides that, subject to the requisite approval of the Fund's shareholders, the Successor Fund will acquire all of the assets of the Fund, in exchange for Successor Fund Class J shares and the assumption by the Successor Fund of the Fund's stated liabilities on February 25, 2005 or such other date as may be agreed upon by the parties (the "Closing Date"). The number of Successor Fund Class J shares to be issued to the Fund will be determined on the basis of the relative net asset value per share and aggregate net assets of the Fund, generally computed as of the close of trading on the floor of the New York Stock Exchange (usually at 4:00 p.m., Eastern time) on the Closing Date.

           As soon as conveniently practicable after the Closing Date, the Fund will liquidate and distribute pro rata to its shareholders of record, as of the close of business on the Closing Date, Successor Fund Class J shares received by it in the Reorganization. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Successor Fund in the name of each Fund shareholder, each account being credited with the respective pro rata number of Successor Fund Class J shares due to the shareholder. After such distribution and the winding up of its affairs, the Fund will be terminated as a series of the Company and cease operations. After the Closing Date, any outstanding certificates representing Fund shares will represent Successor Fund shares distributed to the Fund's shareholders of record.

           The Plan may be amended at any time prior to the Reorganization. The Fund will provide its shareholders with information describing any material amendment to the Plan prior to shareholder consideration. The obligations of the Fund and the Successor Fund under the Plan are subject to various conditions, including approval by Fund shareholders holding the requisite number of Fund shares and the continuing accuracy of various representations and warranties of the Fund and the Successor Fund being confirmed by the Fund and the Successor Fund, respectively. In addition, consummation of the transactions contemplated by the Plan is subject to Dreyfus and Wisconsin Capital satisfying certain obligations pursuant to their agreement.

           The total expenses of the Reorganization are expected to be approximately $________, which will be borne by Wisconsin Capital and Dreyfus and not by the Fund or the Successor Fund. In addition to use of the mails, proxies may be solicited personally or by telephone, and Wisconsin Capital and Dreyfus may pay persons holding Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals. In addition, an outside firm may be retained to solicit proxies on behalf of the Company's Board. The cost of any such outside solicitation firm, which will be paid by Wisconsin Capital and Dreyfus, is estimated to be approximately $______.

           By approving the Reorganization, Fund shareholders are also, in effect, agreeing to the Successor Fund's investment advisory arrangements, Board composition, and independent registered public accounting firm. If the Reorganization is not approved by Fund shareholders, the Fund would continue to be a series of the Company and the Company's Board will consider other appropriate courses of action.

           Temporary Suspension of Certain of the Fund's Investment Restrictions. Since certain of the Fund's existing investment restrictions could preclude the Fund from consummating the Reorganization in the manner contemplated in the Plan, Fund shareholders are requested to authorize the temporary suspension of any investment restriction of the Fund to the extent necessary to permit the consummation of the Reorganization. The temporary suspension of the Fund's investment restrictions will not affect the investment restrictions of the Successor Fund. A vote in favor of the proposal is deemed to be a vote in favor of the temporary suspension.

           Federal Income Tax Consequences. The exchange of Fund assets for Successor Fund shares, the Successor Fund's assumption of the Fund's stated liabilities, and the Fund's distribution of those shares to Fund shareholders are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Reorganization, the Fund and the Successor Fund will receive the opinion of Quarles & Brady LLP, counsel to the Fund, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes: (1) the transfer of all of the Fund's assets to the Successor Fund in exchange solely for Successor Fund Class J shares and the assumption by the Successor Fund of the Fund's stated liabilities, followed by the distribution by the Fund of those Successor Fund shares pro rata to Fund shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a)(1)(F) of the Code, and each of the Fund and the Successor Fund will be a "party to a reorganization;" (2) no gain or loss will be recognized by the Successor Fund upon the receipt of the assets of the Fund in exchange solely for Successor Fund Class J shares and the assumption by the Successor Fund of stated liabilities of the Fund pursuant to the Reorganization; (3) no gain or loss will be recognized by the Fund upon the transfer of its assets to the Successor Fund in exchange solely for Successor Fund Class J shares and the assumption by the Successor Fund of stated liabilities of the Fund or upon the distribution (whether actual or constructive) of those Successor Fund shares to Fund shareholders constructively in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (4) no gain or loss will be recognized by Fund shareholders upon the exchange of their Fund shares for Successor Fund Class J shares pursuant to the Reorganization; (5) the aggregate tax basis for the Successor Fund Class J shares received by each Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis for the Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of those Successor Fund shares received by each Fund shareholder will include the period during which the Fund shares exchanged therefor were held by such shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); (6) the tax basis of each Fund asset acquired by the Successor Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each Fund asset in the hands of the Successor Fund will include the period during which that asset was held by the Fund; and (7) for purposes of Section 381 of the Code, the Successor Fund will be treated as the Fund would have been had there been no Reorganization. Accordingly, the taxable year of the Fund will not end on the effective date of the Reorganization and the tax attributes of the Fund will be taken into account by the Successor Fund as if there had been no Reorganization. The Fund will not be required to file a federal income tax return for any portion of such taxable year ending on the effective date of the Reorganization. The Successor Fund may continue to use the same taxpayer identification number previously used by the Fund.

           Neither the Fund nor the Successor Fund has sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS nor does it preclude the IRS from adopting a contrary position. Fund shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, Fund shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Required Vote and Board's Recommendation

           The Company's Board has approved the Plan and has determined that (1) participation in the Reorganization is in the best interests of the Fund and its shareholders and (2) the interests of shareholders of the Fund will not be diluted as a result of the Reorganization. Pursuant to the Company's charter documents, an affirmative vote of a majority of the Fund's shares outstanding and entitled to vote is required to approve the Plan and the Reorganization. The presence in person or by proxy at the Meeting of a majority of the Fund's outstanding shares will constitute a quorum.

THE COMPANY'S BOARD, INCLUDING THE INDEPENDENT DIRECTORS,
UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR
APPROVAL OF THE PLAN AND THE REORGANIZATION.

ADDITIONAL INFORMATION ABOUT THE SUCCESSOR FUND AND THE FUND

           Information about the Successor Fund is incorporated by reference into this Prospectus/Proxy Statement from the Successor Fund's Prospectus forming a part of the Trust's Registration Statement on Form N-1A (File No. 333-104120). The Prospectus for the Successor Fund's Class J shares accompanies this Prospectus/Proxy Statement. Information about the Fund is incorporated by reference into this Prospectus/Proxy Statement from the Fund's Prospectus dated April 1, 2004, as supplemented, forming a part of the Company's Registration Statement on Form N-1A (File No. 33-6418).

           Two class actions (which have been consolidated) have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the "Investment Advisers"), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors. The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the 1940 Act and at common law. The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

           Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse affect on the Dreyfus funds or Dreyfus' ability to perform its contract with the Dreyfus funds.

           The Fund and the Successor Fund are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the Fund and the Successor Fund may be inspected and copied at the Public Reference Facilities of the Commission at 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549. Text-only versions of fund documents can be viewed on-line or downloaded from www.sec.gov or www.dreyfus.com. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

VOTING INFORMATION

           The affirmative vote of the holders of a majority of the outstanding shares of the Fund is required to approve the Reorganization.

           In addition to the use of the mails, proxies may be solicited personally or by telephone, and persons holding Fund shares in their names or in nominee name may be paid for their expenses in sending soliciting materials to their principals. An outside firm may be retained to assist in the solicitation of proxies, primarily by contacting shareholders by telephone.

           Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity. In all cases where a telephonic proxy is solicited (as opposed to where the shareholder calls the toll-free number directly to vote), the shareholder will be asked to provide his or her address, social security number (in the case of an individual) or taxpayer identification number (in the case of a non-individual) and the number of shares owned and to confirm that the shareholder has received the Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a new proxy to the Fund or by attending the Meeting and voting in person.

           If a proxy is executed properly and returned accompanied by instructions to withhold authority to vote, represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote Fund shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, "abstentions"), the Fund shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business. Abstentions will have the effect of a "no" vote for the purpose of obtaining requisite approval for the proposal.

           In the event that a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the nature of the proposal, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to Fund shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote "FOR" the proposal in favor of such adjournment, and will vote those proxies required to be voted "AGAINST" the proposal against any adjournment. A quorum is constituted by the presence in person or by proxy of the holders of a majority of the outstanding Fund shares entitled to vote at the Meeting.

           As of September 30, 2004, the following were known by the Fund to own of record or beneficially 5% or more of the outstanding voting shares of the Fund, and upon consummation of the Reorganization and based on the numbers presented, will own the same percentage of the Successor Fund:

Name and Address	Percentage of Outstanding Shares

           A shareholder who beneficially owns, directly or indirectly, more than 25% of a fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the fund.

           As of September 30, 2004, Board members and officers of the Company, as a group, owned ____% of the Fund's outstanding shares, and Board members and officers of the Trust did not own any shares of the Fund. No Class J shares of the Successor Fund were outstanding as of such date. To the Company's knowledge, the Board members and officers of the Company intend to vote all of their shares of the Fund in favor of the Reorganization.

           Although Wisconsin Capital may have the power to vote Fund shares held by certain of its clients and by retirement or profit sharing plans for its employees, Wisconsin Capital will not vote such shares. Instead, it will pass such voting power to its clients and employee participants and will vote shares in accordance with its clients' and participants' instructions. Where no instructions are provided, the shares will not be voted.

FINANCIAL STATEMENTS AND EXPERTS

           The audited financial statements of the Fund for the fiscal year ended November 30, 2003 have been incorporated herein by reference in reliance upon the report of PricewaterhouseCoopers LLP, the Fund's independent registered public accounting firm, given on their authority as experts in accounting and auditing. The unaudited financial statements of the Fund for the six month period ended May 31, 2004 are also incorporated herein by reference.

OTHER MATTERS

           The Board of Directors of the Company is not aware of any other matters that may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES
AND THEIR NOMINEES

           Please advise the Fund, in care of Thompson Plumb Select Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, whether other persons are the beneficial owners of Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Fund shares.

           IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

           AGREEMENT AND PLAN OF REORGANIZATION dated as of September 22, 2004 (the "Agreement"), between THOMPSON PLUMB FUNDS, INC. (the "Company"), a Wisconsin corporation, on behalf of THOMPSON PLUMB SELECT FUND (the "Fund"), and DREYFUS PREMIER MANAGER FUNDS II (the "Trust"), a Massachusetts business trust, on behalf of DREYFUS PREMIER SELECT FUND (the "Successor Fund").

           This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Fund to the Successor Fund in exchange solely for Class J shares of beneficial interest, par value $.001 per share, of the Successor Fund (the "Successor Fund Shares"), and the assumption by the Successor Fund of stated liabilities of the Fund and the distribution, after the Closing Date hereinafter referred to, of the Successor Fund Shares to the holders of the Fund's common stock in complete liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the "Reorganization").

           WHEREAS, the Fund is a series of the Company, a registered, open-end management investment company, and the Successor Fund is a series of the Trust, a registered, open-end management investment company, and the Fund owns securities which are assets of the character in which the Successor Fund is permitted to invest;

           WHEREAS, both the Successor Fund and the Fund are authorized to issue their shares of beneficial interest and common stock, respectively;

           WHEREAS, the Company's Board has determined that the Reorganization is in the best interests of the Fund and the Fund's shareholders and that the interests of the Fund's existing shareholders would not be diluted as a result of the Reorganization; and

           WHEREAS, the Trust's Board has determined that the Reorganization is in the best interests of the Successor Fund:

           NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

1.	TRANSFER OF ASSETS OF THE FUND TO THE SUCCESSOR FUND IN EXCHANGE FOR THE SUCCESSOR FUND SHARES AND ASSUMPTION OF FUND LIABILITIES AND THE LIQUIDATION OF THE FUND.

           1.1      Subject to the requisite approval of the Fund's shareholders and the other terms and conditions contained herein, the Fund agrees to assign, transfer and convey to the Successor Fund all of the assets of the Fund, as set forth in paragraph 1.2, and the Successor Fund agrees in exchange therefor: (a) to deliver to the Fund the number of Successor Fund Shares, including fractional Successor Fund Shares, determined as set forth in paragraph 2.3; and (b) to assume the stated liabilities of the Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing (the "Closing") as of the close of business on the closing date (the "Closing Date"), provided for in paragraph 3.1. In lieu of delivering certificates for the Successor Fund Shares, the Successor Fund shall credit the Successor Fund Shares to the Fund's account on the books of the Successor Fund and shall deliver a confirmation thereof to the Fund.

           1.2      (a) The assets of the Fund to be transferred to the Successor Fund shall consist of all assets and property, including, without limitation, all portfolio securities, cash, cash equivalents, commodities and futures interests and dividends or interests receivable that are owned by the Fund and any deferred or prepaid expenses shown as an asset on the books of the Fund on the Closing Date (the "Assets"). The Successor Fund also shall be entitled to receive copies of all books and records that pertain to the Fund that the Company is required to maintain under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules of the Securities and Exchange Commission (the "Commission") thereunder.

                (b) The Assets of the Fund to be transferred to the Successor Fund on the Closing Date shall be delivered to Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, the Successor Fund's custodian ("Mellon Bank"), for the account of the Successor Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to Mellon Bank for the account of the Successor Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of Mellon Bank for the account of the Successor Fund.

           1.3      The Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Successor Fund shall assume the liabilities of the Fund reflected on an unaudited statement of assets and liabilities of the Fund prepared by the Company, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Successor Fund shall assume only those liabilities of the Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

           1.4      The Fund will pay or cause to be paid to the Successor Fund any dividends and interest received on or after the Closing Date with respect to Assets transferred to the Successor Fund hereunder. The Fund will transfer to the Successor Fund any distributions, rights or other assets received by the Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in Assets transferred to the Successor Fund on the Closing Date.

           1.5      As soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Fund will distribute pro rata to holders of record of the Fund's shares, determined as of the close of business on the Closing Date ("Fund Shareholders"), Successor Fund Shares received by the Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of Successor Fund Shares then credited to the account of the Fund on the books of the Successor Fund to open accounts on the share records of the Successor Fund in the names of the Fund Shareholders and representing the pro rata number of Successor Fund Shares due such shareholders. All issued and outstanding shares of the Fund simultaneously will be canceled on the books of the Fund.

           1.6      Ownership of Successor Fund Shares will be shown on the books of the transfer agent for Successor Fund Shares. Successor Fund Shares will be issued in the manner described in the Successor Fund's current prospectus and statement of additional information; the Successor Fund, however, will not issue share certificates in the Reorganization. The transfer agent for the Successor Fund shall deliver a confirmation showing the number of Successor Fund Shares credited to the Fund Shareholders.

           1.7      Any transfer taxes payable upon issuance of the Successor Fund Shares in a name other than the registered holder of the Fund's shares on the books of the Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Successor Fund Shares are to be issued and transferred.

           1.8      Any reporting responsibility of the Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Commission, any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Fund and the Company.

           2.      VALUATION.

           2.1      The value of the Fund's Assets to be acquired, and the amount of the Fund's liabilities to be assumed, by the Successor Fund hereunder shall be computed as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Agreement and Declaration of Trust, as amended (the "Trust's Charter"), and the Successor Fund's then-current prospectus or statement of additional information, which are and shall be consistent with the policies currently in effect for the Company and Fund.

           2.2      The net asset value of a Successor Fund Share shall be the net asset value per share computed with respect to such Class of shares as of the Valuation Date, using the valuation procedures set forth in the Trust's Charter and the Successor Fund's then-current prospectus or statement of additional information, which are and shall be consistent with the policies currently in effect for the Company and Fund.

           2.3      The number of Successor Fund Shares to be issued (including fractional shares, if any) in exchange for the Fund's net assets shall be determined by dividing the value of the net assets of the Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Successor Fund Share determined in accordance with paragraph 2.2.

           2.4      Any computations of value of assets shall be made in accordance with the regular practices of The Dreyfus Corporation ("Dreyfus"), as fund accountant for the Successor Fund, and shall be subject to verification by the Successor Fund and Fund and their independent registered public accounting firm of the prices used in such computations.

           3.      CLOSING AND CLOSING DATE.

           3.1      The Closing Date shall be February 25, 2005, or such other date as the parties, through their duly authorized officers, may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The Closing shall be held at 5:00 p.m., Eastern time, at the offices of Dreyfus, 200 Park Avenue, 7th Floor, New York, New York, or such other time and/or place as the parties may mutually agree.

           3.2      The Fund shall direct U.S. Bank, National Association, as custodian for the Fund (the "Custodian"), to deliver at the Closing a certificate of an authorized officer of the Custodian stating that: (i) the Fund's Assets have been delivered in proper form to the Successor Fund within two business days prior to or on the Closing Date and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to Mellon Bank as custodian for the Successor Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Fund as of the Closing Date for the account of the Successor Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Fund shall be delivered by wire transfer of federal funds on the Closing Date.

           3.3      If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Successor Fund or the Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Successor Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

           3.4      The Fund shall direct U.S. Bancorp Fund Services, LLC, as transfer agent for the Fund (the "Transfer Agent"), to deliver at the Closing a certificate of an authorized officer of the Transfer Agent stating that its records contain the names and addresses of the Fund Shareholders and the number of outstanding Fund shares owned by each such shareholder immediately prior to the Closing. The Successor Fund shall issue and deliver to the Secretary of the Company a confirmation evidencing the Successor Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Company that such Successor Fund Shares have been credited to the Fund's account on the books of the Successor Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

           4.      REPRESENTATIONS AND WARRANTIES.

           4.1      The Company, on behalf of the Fund, represents and warrants to the Trust, on behalf of the Successor Fund, as follows:

                 (a) The Fund is a duly established and designated series of the Company, a corporation duly organized and validly existing under the laws of the State of Wisconsin, with power to own all of its properties and assets, to carry on its business as it is now being conducted and to carry out its obligations under this Agreement.

                (b) The Company is registered under the 1940 Act as an open-end management investment company, and the Fund's shares are registered under the Securities Act of 1933, as amended (the "1933 Act"), and such registrations have not been revoked or rescinded and are in full force and effect.

                (c) The current prospectus and statement of additional information of the Fund and each prospectus and statement of additional information of the Fund used during the three years previous to the date of this Agreement conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not and did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                (d) The Fund is not, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company's Articles of Incorporation, as amended (the "Company's Charter"), or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company is a party on behalf of the Fund or by which the Fund is bound or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company is a party on behalf of the Fund or by which the Fund is bound.

                (e) The Fund has no material contracts or other commitments outstanding (other than this Agreement) which will be terminated with liability to the Fund on or prior to the Closing Date.

                (f) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, Wisconsin law and state securities laws.

                (g) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                (h) The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Schedule of Fund Investments (indicating their market values) of the Fund for the fiscal year ended November 30, 2003 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles, and such statements and schedule (copies of which have been furnished to the Successor Fund) present fairly, in all material respects, the financial condition of the Fund as of such date, and there are no known contingent liabilities of the Fund as of such date not disclosed therein.

                (i) On the Valuation Date, the Company will have good and marketable title to the Fund's Assets to be transferred to the Successor Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Successor Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Successor Fund.

                (j) Since November 30, 2003, there has not been any material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to the Successor Fund as provided in paragraph 1.3.

                (k) At the Closing Date, all federal and other tax returns and reports of the Fund required by law then to be filed shall have been filed and are or will be correct in all material respects, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Company's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

                (l) The Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code for all taxable years or periods (to the extent applicable) ending on or prior to the Closing Date.

                (m) All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund (except to the extent provided by Section 180.0622(2)(b) of the Wisconsin Statutes, as judicially interpreted) and have been offered and sold in compliance with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Fund's Transfer Agent as provided in paragraph 3.4. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Fund's shares, nor is there outstanding any security convertible into any of the Fund's shares.

                (n) The execution, delivery and performance of this Agreement has been duly authorized prior to the Closing Date by all necessary action on the part of the Company's Board and, subject to the approval of the Fund's shareholders, and assuming the due authorization, execution and delivery of this Agreement by the Trust, this Agreement will constitute the valid and legally binding obligation of the Company, on behalf of the Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                (o) The Board of Directors of the Company, including a majority of the directors who are not interested persons of the Company or the Trust, has determined that participation in the transactions contemplated by this Agreement is in the best interests of the Company and the Fund and the interests of the Fund's shareholders will not be diluted as a result of such transactions. The Board has requested and evaluated such information as may reasonably be necessary to such determinations and has considered and given appropriate weight to all pertinent factors. A majority of the directors of the Company are not interested persons of the Company or the Trust and those directors select and nominate any other disinterested directors, and any person who acts as legal counsel for the disinterested directors of the Company is an independent legal counsel.

                (p) The information to be furnished by the Company, on behalf of the Fund, for use in registration statements, proxy materials and other documents filed or to be filed by or on behalf of the Company with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

                (q) The proxy statement of the Fund (the "Proxy Statement") included in the Registration Statement referred to in paragraph 5.5, only insofar as it relates to the Fund and the Company, will, on the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and on the Closing Date, (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this subparagraph (q) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Successor Fund or Trust for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

           4.2      The Trust, on behalf of the Successor Fund, represents and warrants to the Company, on behalf of the Fund, as follows:

                (a) The Successor Fund is a duly established and designated series of the Trust, a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, with power to own all of its properties and assets, to carry on its business as it is now being conducted and to carry out its obligations under this Agreement.

                (b) The Trust is registered under the 1940 Act as an open-end management investment company, and the Successor Fund's shares are registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect.

                (c) The current prospectus and statement of additional information of the Successor Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                (d) The Successor Fund is not, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Charter or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party on behalf of the Successor Fund or by which the Successor Fund is bound or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust is a party on behalf of the Successor Fund or by which the Successor Fund is bound.

                (e) The Successor Fund has no material contracts or other commitments outstanding (other than this Agreement) that will be terminated with liability to the Successor Fund on or prior to the Closing Date.

                (f) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Successor Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, Massachusetts law and state securities law.

                (g) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Successor Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Successor Fund knows of no facts that might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                (h) The Successor Fund will not have had any assets (other than assets, if any, required to meet requirements of Section 14(a) of the 1940 Act) or investment operations at any time prior to the Closing Date. Upon filing of its first federal income tax return at the completion of its first taxable year, the Successor Fund will, if necessary, elect to be treated as a regulated investment company and until such time will take all steps necessary to ensure qualification as a regulated investment company under the Code.

                (i) All issued and outstanding shares of the Successor Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Successor Fund. The Successor Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Successor Fund Shares, nor is there outstanding any security convertible into any Successor Fund Shares.

                (j) The Successor Fund Shares to be issued and delivered to the Fund for the account of Fund Shareholders, pursuant to the terms of this Agreement, on the Closing Date will have been duly authorized and validly issued Successor Fund Shares, and will be fully paid and non-assessable and offered for exchange in compliance with applicable registration requirements of the 1933 Act and state securities laws.

                (k) The execution, delivery and performance of this Agreement has been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trust's Board, and, subject to approval of the Fund's shareholders, and assuming due authorization, execution and delivery of this Agreement by the Company, this Agreement will constitute the valid and legally binding obligation of the Successor Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                (l) The Board of Trustees of the Trust, including a majority of the trustees who are not interested persons of the Trust or the Company, has determined that participation in the transactions contemplated by this Agreement is in the best interests of the Trust and the Successor Fund and the interests of the Successor Fund's shareholders, if any, will not be diluted as a result of such transactions. The Board has requested and evaluated such information as may reasonably be necessary to such determinations and has considered and given appropriate weight to all pertinent factors. A majority of the trustees of the Trust are not interested persons of the Trust or the Company and those trustees select and nominate any other disinterested trustees, and any person who acts as legal counsel for the disinterested trustees of the Trust is an independent legal counsel.

                (m) The Registration Statement (only insofar as it relates to the Successor Fund and the Trust and is based on information furnished by the Trust) will, on the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and on the Closing Date, (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this subparagraph (m) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Company or the Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

           5.      COVENANTS OF THE SUCCESSOR FUND AND THE FUND.

           5.1      The Successor Fund and the Fund each will operate its business in the ordinary course, including permitting the purchase and sale of its shares, between the date hereof and the Closing Date, it being understood that such ordinary course of business also will include payment of customary dividends and distributions.

           5.2      The Company will call a meeting of the Fund's shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

           5.3      Subject to the provisions of this Agreement, the Fund and the Successor Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

           5.4      As promptly as practicable, but in any case within sixty days after the Closing Date, the Fund shall furnish the Successor Fund, in such form as is reasonably satisfactory to the Successor Fund, a statement of the earnings and profits of the Fund for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Successor Fund under the Code and which will be certified by the Company's President or its Vice President and Treasurer.

           5.5      The Company, on behalf of the Fund, will provide the Successor Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in paragraph 4.1(q), all to be included in a Registration Statement on Form N-14 of the Trust, and any supplement or amendment thereto (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act, and the 1940 Act in connection with the meeting of the Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

           5.6      The Successor Fund agrees to file the Registration Statement as promptly as practicable following the date hereof.

           5.7      The Successor Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

           5.8      The Company, on behalf of the Fund, covenants that the Fund is not acquiring the Successor Fund Shares to be issued hereunder for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

           5.9      The Company, on behalf of the Fund, will assist the Successor Fund in obtaining such information as the Successor Fund reasonably requests concerning the beneficial ownership of Fund shares.

           5.10      As soon as is reasonably practicable after the Closing, the Fund will make a liquidating distribution to Fund Shareholders consisting of the Successor Fund Shares received at the Closing.

           5.11      The Company, on behalf of the Fund, covenants that it will, from time to time, as and when reasonably requested by the Successor Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Successor Fund may reasonably deem necessary or desirable to vest in and confirm the Successor Fund's title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

           5.12      From and after the date of this Agreement and until the Closing Date, each of the Fund and the Successor Fund and the Company and the Trust shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken which action or failure to act could prevent the Reorganization from qualifying as a reorganization under the provisions of Section 368(a) of the Code.

           5.13      The Successor Fund shall preserve all written records that the Successor Fund is required to preserve pursuant to the 1940 Act in connection with the Reorganization and this Agreement for a period of six years after the Closing Date and for the first two years in an easily accessible place.

           6.      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SUCCESSOR FUND.

           The obligations of the Successor Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

           6.1 All representations and warranties by or on behalf of the Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

           6.2      The Company shall have delivered to the Successor Fund on the Closing Date a statement of the Fund's assets and liabilities, together with a list of the Fund's portfolio securities showing the federal income tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Company's Treasurer.

           6.3      The Company shall have delivered to the Successor Fund on the Closing Date a certificate executed in its name by the Company's President or Vice President and its Treasurer, in form and substance satisfactory to the Successor Fund, to the effect that the representations and warranties made in this Agreement by or on behalf of the Fund are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Successor Fund shall reasonably request.

           6.4      The Fund and Company shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Fund or Company, as the case may be, on or before the Closing Date.

           6.5      The Successor Fund shall have received on the Closing Date a favorable opinion of Quarles & Brady LLP, counsel to the Fund, in a form satisfactory to the Secretary of the Successor Fund, covering the following points:

That (a) the Company is a duly organized and validly existing corporation under the laws of the State of Wisconsin and has the power to own all of its properties and assets and to carry on its business as a registered investment company and the Fund is a duly established series of the Company; (b) this Agreement has been duly authorized, executed and delivered by the Company, on behalf of the Fund, and, assuming due authorization, execution and delivery of the Agreement by the Trust, on behalf of the Successor Fund, is a valid and legally binding obligation of the Company, on behalf of the Fund, enforceable against the Company, with respect to the Fund, in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law) (for purposes of this subparagraph (b), such counsel may assume that New York law and Wisconsin law are identical); (c) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Company's Charter or By-Laws or result in a material violation of any provision of any material agreement (known to such counsel) to which the Fund is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Fund is a party or by which it or its property is bound; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Wisconsin is required for the consummation by the Company, on behalf of the Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act; (e) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the Registration Statement or the Closing Date, which is required to be described in the Registration Statement or to be filed as an exhibit to the Registration Statement which is not described or filed as required; and (f) the Company is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

           Such counsel may rely on certificates of officers or directors of the Company. Such opinion also shall include such other matters incident to the transaction contemplated hereby, as the Trust may reasonably request.

           6.6      The Successor Fund shall have received from the Fund a certificate of the Company's Secretary certifying (a) the accuracy and effectiveness of the Company's Charter and By-Laws, (b) the adoption, accuracy and effectiveness of the resolutions adopted by the Company's Board and the Fund's shareholders regarding the Reorganization, and (c) the incumbency of certain officers of the Company and the genuineness of their signatures.

           6.7      The Fund shall have previously provided to the Successor Fund (and at the Closing shall provide an update through the Closing Date of such information) data which supports a calculation of the Fund's total return for all periods since the organization of the Fund. Such data shall have been prepared in accordance in all material respects with the requirements of the 1940 Act and the regulations thereunder and the rules of the National Association of Securities Dealers, Inc.

           7.      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND.

           The obligations of the Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Successor Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

           7.1      All representations and warranties by or on behalf of the Successor Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

           7.2      The Trust shall have delivered to the Fund on the Closing Date a certificate executed in its name by the Trust's President or Vice President and its Treasurer, in form and substance reasonably satisfactory to the Fund, to the effect that the representations and warranties made in this Agreement by or on behalf of the Successor Fund are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Fund shall reasonably request.

           7.3      The Successor Fund or the Trust, as the case may be, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Successor Fund or the Trust, as the case may be, on or before the Closing Date.

           7.4      The Fund shall have received on the Closing Date a favorable opinion of Stroock & Stroock & Lavan LLP, counsel to the Successor Fund, in a form satisfactory to the Secretary of the Company, covering the following points:

That (a) the Trust is a duly organized and validly existing business trust under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry on its business as a registered investment company and the Successor Fund is a duly established series of the Trust; (b) this Agreement has been duly authorized, executed and delivered by the Trust, and, assuming due authorization, execution and delivery of the Agreement by the Company, on behalf of the Fund, is a valid and legally binding obligation of the Trust, on behalf of the Successor Fund, enforceable against the Trust, with respect to the Successor Fund, in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law); (c) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Trust's Charter or By-Laws or result in a material violation of any provision of any material agreement (known to such counsel) to which the Successor Fund is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Successor Fund is a party or by which it or its property is bound; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or The Commonwealth of Massachusetts is required for the consummation by the Trust, on behalf of the Successor Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act; (e) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Successor Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the Registration Statement or the Closing Date, which is required to be described in the Registration Statement or to be filed as an exhibit to the Registration Statement which is not described or filed as required; (f) the Trust is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and (g) the Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement is in effect.

           Such counsel may rely as to matters governed by the laws of The Commonwealth of Massachusetts on an opinion of Massachusetts counsel and/or certificates of officers or directors of the Trust. Such opinion also shall include such other matters incident to the transaction contemplated hereby, as the Company may reasonably request.

           7.5      The Fund shall have received from the Successor Fund a certificate of the Trust's Secretary certifying (a) the accuracy and effectiveness of the Trust's Charter and By-Laws, (b) the adoption, accuracy and effectiveness of the resolutions adopted by the Trust's Board regarding the Reorganization, and (c) the incumbency of certain officers of the Trust and the genuineness of their signatures.

           8.      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND AND THE SUCCESSOR FUND.

           If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Fund or the Successor Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

           8.1      This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with the provisions of the Company's Charter and By-Laws, applicable Wisconsin law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Successor Fund. Notwithstanding anything in this Agreement to the contrary, neither the Fund nor the Successor Fund may waive the conditions set forth in this paragraph 8.1.

           8.2      On the Closing Date, no action, suit or other proceeding shall be pending or, to either party's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

           8.3      All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Fund or the Successor Fund to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Fund or the Successor Fund, provided that either party hereto may for itself waive any of such conditions.

           8.4      The Fund and the Successor Fund shall have agreed on the number of full and fractional Successor Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

           8.5      The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

           8.6      The parties shall have received an opinion of Quarles & Brady LLP addressed to the Company on behalf of the Fund and the Trust on behalf of the Successor Fund substantially to the effect that, based on certain facts, qualifications, assumptions and representations, and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes: (a) the transfer of all of the Fund's assets to the Successor Fund in exchange solely for Successor Fund Shares and the assumption by the Successor Fund of stated liabilities of the Fund, followed by the pro rata distribution by the Fund of those Successor Fund Shares to Fund Shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a)(1)(F) of the Code and each of the Fund and the Successor Fund will be a "party to a reorganization;" (b) no gain or loss will be recognized by the Successor Fund upon the receipt of the assets of the Fund in exchange solely for Successor Fund Shares and the assumption by the Successor Fund of stated liabilities of the Fund pursuant to the Reorganization; (c) no gain or loss will be recognized by the Fund upon the transfer of the Fund's assets to the Successor Fund in exchange solely for Successor Fund Shares and the assumption by the Successor Fund of stated liabilities of the Fund or upon the distribution (whether actual or constructive) of those Successor Fund Shares to Fund Shareholders constructively in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (d) no gain or loss will be recognized by Fund Shareholders upon the exchange of their Fund shares for the Successor Fund Shares pursuant to the Reorganization; (e) the aggregate tax basis for the Successor Fund Shares received by each Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund shares held by such Shareholder immediately prior to the Reorganization, and the holding period of those Successor Fund Shares received by each Fund Shareholder, will include the period during which the Fund shares exchanged therefor were held by such Shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); (f) the tax basis of each Fund asset acquired by the Successor Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each asset of the Fund in the hands of the Successor Fund will include the period during which that asset was held by the Fund; and (g) for purposes of Section 381 of the Code, the Successor Fund will be treated as the Fund would have been had there been no reorganization. Accordingly, the taxable year of the Fund will not end on the effective date of the Reorganization and the tax attributes of the Fund will be taken into account by the Successor Fund as if there had been no reorganization. The Fund will not be required to file a federal income tax return for any portion of such taxable year ending on the effective date of the Reorganization. The Successor Fund may continue to use the same taxpayer identification number previously used by the Fund. The delivery of such opinion is conditioned upon receipt by Quarles & Brady LLP of representations it shall request of the Trust and the Company. Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the condition set forth in this paragraph 8.6.

           No opinion will be expressed as to the effect of the Reorganization on (i) the Fund or the Successor Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, and (ii) any shareholder of the Fund that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

           8.7      The transactions contemplated by this Agreement shall not be consummated unless the closing conditions set forth in a certain Agreement between Wisconsin Capital Management, Inc. and Dreyfus dated as of July 2, 2004 (the "Transaction Agreement") have been satisfied as provided in said agreement.

           9.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

           9.1      The Company and the Trust agree that neither party has made any representation, warranty or covenant not set forth herein and this Agreement constitutes the entire agreement between the parties with respect to the subject matter hereof.

           9.2      The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder; provided, however, that the covenants to be performed after the Closing shall survive the Closing.

           10.      TERMINATION OF AGREEMENT.

           This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party (i) by mutual agreement of the parties, (ii) if the Closing shall not have occurred on or before June 30, 2005, unless such date is extended by mutual agreement of the parties, (iii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith, or (iv) upon termination of the Transaction Agreement. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

           11.      AMENDMENTS.

           This Agreement may be amended, modified and supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Company and the Trust; provided, however, that following the meeting of shareholders of the Fund called by the Company pursuant to this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Successor Fund Shares to be issued to the Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

           12.      EXPENSES.

           Each party represents to the other that its expenses incurred in connection with the Reorganization will be borne by its investment adviser pursuant to the Transaction Agreement.

           13.      NOTICES.

           Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

If to the Company:

Thompson Plumb Funds, Inc.
c/o Wisconsin Capital Management, Inc.
Attention: Paul F. Leone
1200 John Q. Hammons Drive
Madison, Wisconsin 53717
Telephone: (608) 824-8800
Fax: (608) 824-2101

If to the Trust:

Dreyfus Premier Manager Funds II
c/o The Dreyfus Corporation
Attention: Jeff Prusnofsky
200 Park Avenue
New York, New York 10166
Telephone: (212) 922-6796
Fax: (212) 922-6880

           14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY.

           14.1      The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

           14.2      This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

           14.3      This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws, and, to the extent applicable, the 1940 Act; provided, however, that the due authorization, execution and delivery of this Agreement by the Company and the Trust shall be governed and construed in accordance with the internal laws of the State of Wisconsin and The Commonwealth of Massachusetts, respectively, without giving effect to principles of conflict of laws.

           14.4      This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

           14.5      It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Trust or the Company personally, but shall bind only the property of the Fund or the Successor Fund, as the case may be, as provided in the Trust's or Company's Charter; a copy of the Trust's Charter is on file at the office of the Secretary of The Commonwealth of Massachusetts and at the principal offices of the Trust. The execution and delivery of this Agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Fund or the Successor Fund, as the case may be.

           IN WITNESS WHEREOF, the Company and the Trust each have caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

THOMPSON PLUMB FUNDS, INC., on behalf of Thompson Plumb Select Fund By: Thomas G. Plumb, President and Treasurer

ATTEST: ________________________
                     Paul F. Leone,
                     Vice President and Chief
                      Compliance Officer

DREYFUS PREMIER MANAGER FUNDS II, on behalf of Dreyfus Premier Select Fund By: Stephen E. Canter, President

ATTEST: ________________________
                     Jeff Prusnofsky,
                     Secretary

EXHIBIT B

DESCRIPTION OF BOARD MEMBERS FOR THE SUCCESSOR FUND

Name (Age)                          Principal Occupation
Position with Trust                 During Past 5 Years            Other Board Memberships and Affiliations*
----------------------------        --------------------------     ---------------------------------------------
Joseph S. DiMartino (61)            Corporate Director and         The Muscular Dystrophy Association, Director
Chairman of the Board               Trustee                        Levcor International, Inc., an apparel fabric
                                                                      processor, Director
                                                                   Century Business Services, Inc., a provider of
                                                                      outsourcing functions for small and medium
                                                                      size companies, Director
                                                                   The Newark Group, a provider of a national market
                                                                      of paper recovery facilities, paperboard mills
                                                                      and paperboard converting plants, Director

David P. Feldman (64)               Corporate Director and         BBH Mutual Funds Group (11 funds), Director
Board Member                        Trustee                        The Jeffrey Company, a private investment
                                                                      company, Director
                                                                   QMED, a medical device company, Director

Ehud Houminer (63)                  Executive-in-Residence at      Avnet Inc., an electronics distributor, Director
Board Member                          the Columbia Business        International Advisory Board to the MBA Program
                                      School, Columbia               School of Management, Ben Gurion University,
                                      University;                    Chairman
                                    Principal of Lear, Yavitz      Explore Charter School, Brooklyn, NY, Chairman
                                      and Associates, a
                                      management consulting firm
                                      from 1996 to 2001

Gloria Messinger (74)               Arbitrator for American        Yale Law School Fund, Director
Board Member                          Arbitration Association      Theater for a New Audience, Inc., Director
                                      and National Association     New York Women's Agenda Music Performance Trust
                                      of Securities Dealers,         Fund, Director
                                      Inc.;                        Brooklyn Philharmonic, Director
                                    Consultant in Intellectual
                                      Property

T. John Szarkowski (78)             Consultant in Photography      Photography Department at The Museum of Modern
Board Member                                                       Art, Director Emeritus

Anne Wexler (74)                    Chairman of the Wexler         Wilshire Mutual Funds (5 funds), Director
Board Member                          Group, consultants           Methanex Corporation, a methanol production
                                      specializing in government     company, Director
                                      relations and public         Member of the Council of Foreign Relations
                                      affairs                      Member of the National Park Foundation

_____________________________
*      Each Board member also is a Board member of other mutual funds in the Dreyfus Fund Complex.

THOMPSON PLUMB FUNDS, INC.

THOMPSON PLUMB SELECT FUND

           The undersigned shareholder of the Thompson Plumb Select Fund (the "Fund"), a series of Thompson Plumb Funds, Inc. (the "Company"), hereby appoints Paul F. Leone and Thomas G. Plumb, and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of common stock of the Fund standing in the name of the undersigned at the close of business on November 1, 2004, at a Special Meeting of Shareholders to be held at the offices of Wisconsin Capital Management, Inc., 1200 John Q. Hammons Drive, Madison, Wisconsin 53717, at 10:00 a.m. CST, on Wednesday, January 26, 2005, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the meeting.

           Please mark boxes in blue or black ink.

1.	To approve an Agreement and Plan of Reorganization between the Fund and Dreyfus Premier Select Fund (the "Successor Fund") providing for the transfer of all of the assets of the Fund to the Successor Fund, in exchange for the Successor Fund's Class J shares having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Successor Fund of the Fund's stated liabilities, and the pro rata distribution of those shares to the Fund's shareholders and subsequent termination of the Fund.

FOR	AGAINST	ABSTAIN

2.	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting, or any adjournment(s) thereof.

THREE EASY WAYS TO VOTE YOUR PROXY

1.	TELEPHONE: Call 1-800-________ and follow the simple instructions.

2.	INTERNET: Go to www.proxyweb.com, and follow the on-line directions.

3.	MAIL: Vote, sign and date, and return in the enclosed postage-paid envelope.

           If you are NOT voting by Telephone or Internet, Please Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

THIS PROXY IS SOLICITED BY THE COMPANY'S BOARD OF DIRECTORS AND WILL BE VOTED FOR THE ABOVE PROPOSAL UNLESS OTHERWISE INDICATED.

Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title. By signing this proxy card, receipt of the accompanying Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged.

Dated: _____________ __________________ Signature(s) __________________ Signature(s)

Sign, Date and Return the Proxy Card

Promptly Using the Enclosed Envelope

STATEMENT OF ADDITIONAL INFORMATION

November __, 2004

Acquisition of the Assets of

THOMPSON PLUMB SELECT FUND
(A series of Thompson Plumb Funds, Inc.)

1200 John Q. Hammons Drive
Madison, Wisconsin 53717
1-800-999-0887

By and in Exchange for Class J Shares of

DREYFUS PREMIER SELECT FUND
(A series of Dreyfus Premier Manager Funds II)

200 Park Avenue
New York, New York 10166
1-800-554-4611

           This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated November __, 2004 relating specifically to the proposed transfer of all of the assets and stated liabilities of the Thompson Plumb Select Fund (the "Fund"), a series of Thompson Plumb Funds, Inc. (the "Company"), in exchange for Class J shares of Dreyfus Premier Select Fund (the "Successor Fund"), a series of Dreyfus Premier Manager Funds II. The transfer is to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following documents attached hereto:

1.	The Fund's Annual Report for the fiscal year ended November 30, 2003.

2.	The Fund's Semi-Annual Report for the six-month period ended May 31, 2004.

3.	The Fund's Statement of Additional Information dated April 1, 2004.

4.	The Successor Fund's Statement of Additional Information dated October 13, 2004.

           The financial statements included in the Fund's Annual Report and Semi-Annual Report are incorporated herein by reference. The Prospectus/Proxy Statement dated November __, 2004 may be obtained by contacting the Fund at 1200 John Q. Hammons Drive, Madison, Wisconsin 53717, telephone: 1-800-999-0887; or the Successor Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, telephone: 1-800-554-4611.

DOCUMENTS INCORPORATED BY REFERENCE

           The Fund's Statement of Additional Information dated April 1, 2004 is incorporated herein by reference to the Company's Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A, filed January 30, 2004 (File No. 33-6418). The financial statements of the Fund are incorporated herein by reference to its Annual Report for its fiscal year ended November 30, 2003 and its Semi-Annual Report for the six-month period ended May 31, 2004 included in its Form N-CSR filed January 29, 2004 and July 26, 2004, respectively.

DREYFUS PREMIER MANAGER FUNDS II
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, filed October 16, 2003.

Item 16	Exhibits. All references are to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A, filed on October 1, 2004 (File No. 333-104120) (the "Registration Statement") unless otherwise noted.

(1)(a)	Registrant's Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed October 16, 2003.

(2)	Registrant's By-Laws are incorporated by reference to Exhibit (b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed October 16, 2003.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.*

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)(a)	Management Agreement is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 6 to the Registration Statement.

(6)(b)	Sub-Investment Advisory Agreement is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 6 to the Registration Statement.

(7)	Distribution Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 6 to the Registration Statement.

(8)	Not Applicable.

(9)	Custody Agreement is incorporated by reference to Exhibit (g) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on October 16, 2003.

(10)(a)	Shareholder Services Plan is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 6 to the Registration Statement.

(10)(b)	Distribution Plan (Rule 12b-1 Plan) is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 6 to the Registration Statement.

(10)(c)	Rule 18f-3 Plan is incorporated by reference to Exhibit (o) of Post-Effective Amendment No. 6 to the Registration Statement.

(11)(a)	Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (i) of Pre-Effective Amendment No. 1 to the Registration Statement.

(11)(b)	Consent of Counsel.*

(12)	Opinion and consent of counsel regarding tax matters.**

(13)	Not Applicable.

(14)	Consent of Independent Auditors.*

(15)	Not Applicable.

(16)	Power of Attorney***

(17)(a)	Form of Proxy.*

(17)(b)	Registrant's Prospectuses dated October 13, 2004 are incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement, filed October 1, 2004.

(17)(c)	Prospectuses for Thompson Plumb Blue Chip Fund and Thompson Plumb Select Fund and the Statement of Additional Information dated April 1, 2004 is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of Thompson Plumb Funds, Inc., filed on January 30, 2004 (File No. 33-6418) and to the filing made pursuant to Rule 497 on April 1, 2004.

___________

* ** ***	Filed herein. To be filed by Post-Effective Amendment. Filed as part of signature page.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by post-effective amendment the final opinion of counsel regarding tax matters within a reasonable period of time after receiving such opinion.

SIGNATURES

           As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 1st day of October, 2004.

DREYFUS PREMIER MANAGER FUNDS II (Registrant) By: /s/ Stephen E. Canter Stephen E. Canter, President

POWER OF ATTORNEY

Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Mark Jacobs, James Windels, Jeff Prusnofsky, Michael A. Rosenberg and Steven F. Newman, and each of them, with full power to act without the other, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities (until revoked in writing) to sign any and all amendments to this Registration Statement (including post-effective amendments and amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

           Pursuant to the requirements of the Securities Act of 1993, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

Signatures	Title	Date

/s/ Stephen E. Canter Stephen E. Canter	President (Principal Executive Officer)	10/1/04

/s/ James Windels James Windels	Treasurer (Principal Accounting and Financial Officer)	10/1/04

/s/ Joseph S. DiMartino Joseph S. DiMartino	Chairman of the Board	10/1/04

/s/ David P. Feldman David P. Feldman	Board Member	10/1/04

/s/ Ehud Houminer Ehud Houminer	Board Member	10/1/04

/s/ Gloria Messinger Gloria Messinger	Board Member	10/1/04

/s/ T. John Szarkowski T. John Szarkowski	Board Member	10/1/04

/s/ Anne Wexler Anne Wexler	Board Member	10/1/04

Exhibit Index

(11)(b)  Consent of Counsel
(14)       Consent of Independent Auditors